UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-02444

The Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Steven I. Koszalka

The Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

The Bond Fund of America®
Investment portfolio
September 30, 2016
unaudited
Bonds, notes & other debt instruments 94.09% U.S. Treasury bonds & notes 36.42% U.S. Treasury 29.46%	Principal amount (000)	Value (000)
U.S. Treasury 7.50% 2016	$45,000	$45,379
U.S. Treasury 0.625% 2017	73,160	73,145
U.S. Treasury 0.875% 2017	35,120	35,194
U.S. Treasury 1.00% 2017	66,720	66,936
U.S. Treasury 0.75% 2018	281,500	281,461
U.S. Treasury 0.875% 2018	8,975	8,995
U.S. Treasury 1.50% 2018	53,000	53,724
U.S. Treasury 0.75% 2019	11,223	11,184
U.S. Treasury 1.50% 2019	50,725	51,510
U.S. Treasury 1.50% 2019	10,000	10,176
U.S. Treasury 1.50% 2019	500	509
U.S. Treasury 1.625% 2019[1]	238,450	243,434
U.S. Treasury 1.625% 2019	218,300	223,004
U.S. Treasury 1.625% 2019	132,150	134,932
U.S. Treasury 3.625% 2019[1]	78,000	84,063
U.S. Treasury 1.125% 2020	53,700	53,975
U.S. Treasury 1.25% 2020	296,675	299,393
U.S. Treasury 1.25% 2020	109,700	110,706
U.S. Treasury 1.375% 2020[1]	272,869	276,116
U.S. Treasury 1.375% 2020	32,250	32,661
U.S. Treasury 1.50% 2020	59,650	60,682
U.S. Treasury 1.625% 2020	374,500	382,717
U.S. Treasury 1.625% 2020	47,000	48,023
U.S. Treasury 1.75% 2020	206,610	212,162
U.S. Treasury 1.75% 2020	142,270	146,047
U.S. Treasury 2.00% 2020	137,810	142,870
U.S. Treasury 1.125% 2021	704,497	703,616
U.S. Treasury 1.125% 2021	192,875	193,025
U.S. Treasury 1.25% 2021	11,250	11,310
U.S. Treasury 1.375% 2021	450,900	455,900
U.S. Treasury 1.375% 2021	37,369	37,767
U.S. Treasury 1.375% 2021	35,078	35,465
U.S. Treasury 2.125% 2021	355,000	371,170
U.S. Treasury 2.125% 2021	84,650	88,419
U.S. Treasury 2.25% 2021	309,300	324,341
U.S. Treasury 3.625% 2021	10,900	12,062
U.S. Treasury 8.00% 2021	500	669
U.S. Treasury 1.625% 2022	25,768	26,206
U.S. Treasury 1.75% 2022	192,847	197,637
U.S. Treasury 1.875% 2022	76,000	78,423
U.S. Treasury 2.00% 2022	73,300	76,169
U.S. Treasury 2.125% 2022	350,830	367,126
U.S. Treasury 2.125% 2022	85,340	89,273
U.S. Treasury 1.25% 2023	6,500	6,433
U.S. Treasury 1.375% 2023	253,758	252,847
U.S. Treasury 1.375% 2023	25,000	24,961
The Bond Fund of America — Page 1 of 47

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.375% 2023	$2,500	$2,493
U.S. Treasury 1.50% 2023	457,870	461,538
U.S. Treasury 1.75% 2023	41,975	42,929
U.S. Treasury 2.00% 2025	148,200	153,509
U.S. Treasury 2.00% 2025	82,660	85,670
U.S. Treasury 2.125% 2025	165,750	173,446
U.S. Treasury 6.875% 2025	70,145	101,513
U.S. Treasury 1.50% 2026	218,127	216,253
U.S. Treasury 1.625% 2026	186,443	186,956
U.S. Treasury 1.625% 2026	4,950	4,962
U.S. Treasury 4.50% 2036	84,207	118,744
U.S. Treasury 2.875% 2043	3,750	4,189
U.S. Treasury 2.875% 2045	159,050	177,746
U.S. Treasury 3.00% 2045	179,525	205,533
U.S. Treasury 3.00% 2045	36,010	41,192
U.S. Treasury 2.25% 2046	189,565	186,769
U.S. Treasury 2.50% 2046	627,525	650,888
U.S. Treasury 2.50% 2046	312,099	324,162
		9,580,309
U.S. Treasury inflation-protected securities 6.96%
U.S. Treasury Inflation-Protected Security 0.125% 2017[2]	127,148	127,472
U.S. Treasury Inflation-Protected Security 2.375% 2017[2]	23,867	24,089
U.S. Treasury Inflation-Protected Security 0.125% 2021[2]	29,447	30,091
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	18,021	18,472
U.S. Treasury Inflation-Protected Security 0.125% 2023[2]	34,552	35,156
U.S. Treasury Inflation-Protected Security 0.375% 2023[2]	13,702	14,220
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	100,797	102,437
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	126,889	133,331
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	87,433	89,213
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	375,441	388,389
U.S. Treasury Inflation-Protected Security 0.125% 2026[2]	310,517	314,509
U.S. Treasury Inflation-Protected Security 0.625% 2026[2]	164,210	173,014
U.S. Treasury Inflation-Protected Security 2.00% 2026[2]	55,473	65,301
U.S. Treasury Inflation-Protected Security 1.75% 2028[2]	4,825	5,667
U.S. Treasury Inflation-Protected Security 2.125% 2041[2]	3,758	5,073
U.S. Treasury Inflation-Protected Security 0.75% 2042[2]	228,086	236,485
U.S. Treasury Inflation-Protected Security 0.625% 2043[2]	68,798	69,411
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	123,691	147,666
U.S. Treasury Inflation-Protected Security 1.00% 2046[2]	255,520	284,355
		2,264,351
Total U.S. Treasury bonds & notes		11,844,660
Corporate bonds & notes 29.37% Financials 6.36%
ACE INA Holdings Inc. 2.30% 2020	15,615	16,031
ACE INA Holdings Inc. 2.875% 2022	5,395	5,673
ACE INA Holdings Inc. 3.15% 2025	4,360	4,615
ACE INA Holdings Inc. 3.35% 2026	5,385	5,777
ACE INA Holdings Inc. 4.35% 2045	1,715	1,993
Allianz SE, 5.625% 2042	€1,200	1,603
Allianz SE, 4.75% 2049	800	1,003
American Express Co. 6.15% 2017	$150	156
The Bond Fund of America — Page 2 of 47

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
American Express Co. 1.55% 2018	$15,500	$15,535
Assicurazioni Generali SPA 7.75% 2042	€3,500	4,619
Assicurazioni Generali SPA 10.125% 2042	4,200	6,096
AXA SA 8.60% 2030	$6,715	9,502
Banco Nacional de Comercio Exterior SNC 3.80% 2026[3]	1,850	1,799
Banco Santander, SA 2.70% 2019	7,500	7,598
Bank of America Corp. 2.625% 2020	43,640	44,580
Bank of America Corp. 5.625% 2020	10,500	11,811
Bank of America Corp. 2.625% 2021	26,500	26,952
Bank of America Corp. 3.875% 2025	23,222	24,869
Bank of America Corp. 3.50% 2026	7,816	8,144
Bank of America Corp., Series L, 2.25% 2020	18,500	18,631
Bank of New York Mellon Corp. 2.20% 2023	24,000	23,959
Bank of Nova Scotia 1.65% 2019	6,870	6,884
Barclays Bank PLC 3.25% 2021	11,105	11,318
Barclays Bank PLC 3.65% 2025	13,500	13,369
BB&T Corp. 1.45% 2019	4,390	4,395
BB&T Corp. 2.45% 2020	13,500	13,822
BBVA Bancomer SA 6.50% 2021[3]	1,000	1,096
Berkshire Hathaway Finance Corp. 1.15% 2018	7,020	7,021
Berkshire Hathaway Finance Corp. 1.30% 2019	2,785	2,791
Berkshire Hathaway Inc. 2.00% 2018	5,210	5,281
Berkshire Hathaway Inc. 2.20% 2021	1,115	1,149
BNP Paribas 4.375% 2025[3]	3,300	3,388
BNP Paribas 4.375% 2026[3]	15,375	15,931
BPCE SA group 5.70% 2023[3]	23,630	25,778
BPCE SA group 5.15% 2024[3]	9,845	10,377
BPCE SA group 4.50% 2025[3]	8,845	8,948
BPCE SA group 4.875% 2026[3]	11,080	11,552
Capital One Financial Corp. 1.85% 2019	13,100	13,108
Charles Schwab Corp. 2.20% 2018	1,390	1,414
CIT Group Inc. 3.875% 2019	6,015	6,158
Citigroup Inc. 1.70% 2018	15,000	15,022
Citigroup Inc. 2.15% 2018	7,250	7,317
Citigroup Inc. 2.05% 2019	13,500	13,611
Citigroup Inc. 2.55% 2019	15,080	15,392
Citigroup Inc. 8.50% 2019	5,695	6,648
Citigroup Inc. 2.35% 2021	79,575	79,808
Citigroup Inc. 2.70% 2021	13,500	13,816
Citigroup Inc. 2.287% 2023[4]	28,324	28,483
Citigroup Inc. 4.125% 2028	5,400	5,525
CNA Financial Corp. 3.95% 2024	6,705	7,113
Commonwealth Bank of Australia 2.00% 2021[3]	44,250	44,223
Credit Agricole SA 4.375% 2025[3]	13,745	14,079
Credit Suisse Group AG 3.45% 2021[3]	11,250	11,492
Credit Suisse Group AG 3.80% 2022	15,903	16,269
Credit Suisse Group AG 3.80% 2023[3]	21,900	22,230
Credit Suisse Group AG 3.75% 2025	7,600	7,569
Credit Suisse Group AG 4.55% 2026[3]	20,250	21,316
Danske Bank AS 1.65% 2019[3]	22,000	21,979
Danske Bank AS 2.00% 2021[3]	31,955	31,938
Deutsche Bank AG 2.85% 2019	24,100	23,519
Deutsche Bank AG 3.375% 2021	10,000	9,793
Discover Financial Services 2.00% 2018	5,200	5,218
The Bond Fund of America — Page 3 of 47

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Discover Financial Services 10.25% 2019	$3,150	$3,695
Discover Financial Services 3.45% 2026	9,714	9,797
DNB ASA 2.375% 2021[3]	27,000	27,503
Export-Import Bank of India 3.375% 2026[3]	4,500	4,575
Franklin Resources, Inc. 2.80% 2022	1,300	1,358
Goldman Sachs Group, Inc. 2.00% 2019	5,325	5,363
Goldman Sachs Group, Inc. 2.55% 2019	20,200	20,657
Goldman Sachs Group, Inc. 2.60% 2020	11,060	11,251
Goldman Sachs Group, Inc. 2.241% 2021[4]	37,265	37,115
Goldman Sachs Group, Inc. 2.35% 2021	33,300	33,274
Goldman Sachs Group, Inc. 2.625% 2021	12,500	12,723
Goldman Sachs Group, Inc. 2.875% 2021	22,151	22,743
Goldman Sachs Group, Inc. 3.50% 2025	1,772	1,837
Goldman Sachs Group, Inc. 3.75% 2025	7,654	8,056
Goldman Sachs Group, Inc. 4.75% 2045	1,922	2,171
Goldman Sachs Group, Inc. 5.30% (undated)	2,475	2,543
HSBC Bank PLC 1.50% 2018[3]	12,650	12,630
HSBC Holdings PLC 4.125% 2020[3]	9,453	10,140
HSBC Holdings PLC 2.65% 2022	26,400	26,331
HSBC Holdings PLC 4.30% 2026	8,755	9,399
HSBK (Europe) BV 7.25% 2021[3]	3,710	4,037
Icahn Enterprises Finance Corp. 3.50% 2017	2,100	2,108
Intercontinentalexchange, Inc. 2.50% 2018	1,735	1,777
Intesa Sanpaolo SpA 3.875% 2019	7,000	7,211
Intesa Sanpaolo SpA 5.017% 2024[3]	29,060	26,573
Intesa Sanpaolo SpA 5.71% 2026[3]	9,000	8,525
iStar Financial Inc. 4.00% 2017	775	780
iStar Financial Inc., Series B, 9.00% 2017	3,300	3,424
JPMorgan Chase & Co. 2.25% 2020	21,945	22,236
JPMorgan Chase & Co. 2.55% 2020	30,730	31,353
JPMorgan Chase & Co. 2.295% 2021	16,675	16,722
JPMorgan Chase & Co. 2.40% 2021	17,500	17,710
JPMorgan Chase & Co. 2.55% 2021	26,400	26,903
JPMorgan Chase & Co. 2.70% 2023	20,975	21,217
JPMorgan Chase & Co. 2.95% 2026	18,551	18,639
Keybank National Association 2.50% 2019	13,500	13,850
Leucadia National Corp. 5.50% 2023	4,695	4,942
Lloyds Banking Group PLC 3.10% 2021	4,470	4,572
Lloyds Banking Group PLC 4.50% 2024	18,260	18,948
Lloyds Banking Group PLC 3.50% 2025	3,300	3,492
Lloyds Banking Group PLC 4.582% 2025[3]	9,143	9,389
MetLife Global Funding I 2.30% 2019[3]	8,770	8,936
MetLife Global Funding I 2.00% 2020[3]	12,825	12,967
MetLife Global Funding I 2.50% 2020[3]	7,500	7,709
MetLife Global Funding I 1.95% 2021[3]	8,000	8,004
Metlife, Inc. 3.60% 2024	6,190	6,566
MetLife, Inc. 5.25% 2049	13,500	13,601
Mitsubishi UFJ Financial Group, Inc. 2.19% 2021	34,750	34,686
Mitsubishi UFJ Financial Group, Inc. 2.527% 2023	3,000	3,016
Mizuho Financial Group, Inc. 2.632% 2021[3]	3,100	3,141
Morgan Stanley 2.125% 2018	3,370	3,400
Morgan Stanley 2.80% 2020	8,000	8,215
Morgan Stanley 2.50% 2021	64,600	65,301
Morgan Stanley 3.125% 2026	48,065	48,647
The Bond Fund of America — Page 4 of 47

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
National Australia Bank Ltd. 2.50% 2026	$7,000	$6,890
Navient Corp. 4.875% 2019	825	824
New York Life Global Funding 2.10% 2019[3]	17,000	17,284
New York Life Global Funding 1.95% 2020[3]	2,190	2,218
New York Life Global Funding 1.70% 2021[3]	54,600	54,393
NN Group NV, 4.50% 2049	€9,850	11,142
Nordea Bank AB 2.50% 2020[3]	$2,745	2,811
Northern Trust Corp. 5.85% 2017[3]	1,050	1,103
PNC Bank 2.40% 2019	22,433	22,974
PNC Bank 2.30% 2020	12,500	12,724
PNC Bank 2.60% 2020	1,775	1,832
PNC Financial Services Group, Inc. 2.854% 2022	9,189	9,441
PNC Funding Corp. 3.30% 2022	8,000	8,501
PNC Preferred Funding Trust I, junior subordinated 2.50% (undated)[3,4]	6,000	5,790
Prudential Financial, Inc. 3.50% 2024	4,900	5,136
QBE Insurance Group Ltd. 2.40% 2018[3]	18,590	18,712
Rabobank Nederland 2.25% 2019	13,000	13,212
Rabobank Nederland 2.50% 2021	8,500	8,722
Rabobank Nederland 4.625% 2023	11,935	12,915
Rabobank Nederland 3.375% 2025	2,250	2,398
Rabobank Nederland 4.375% 2025	21,600	22,849
Royal Bank of Scotland PLC 5.125% 2024	5,250	5,283
Royal Bank of Scotland PLC 4.80% 2026	5,250	5,420
Skandinaviska Enskilda Banken AB 1.875% 2021	28,500	28,310
Skandinaviska Enskilda Banken AB 2.625% 2021	39,275	40,378
Sovereign Bancorp, Inc. 8.75% 2018	1,880	2,061
Standard Chartered PLC 2.10% 2019[3]	7,500	7,502
Svenska Handelsbanken AB 1.875% 2021	18,830	18,736
Toronto-Dominion Bank 1.45% 2018	10,000	10,005
UBS Group AG 2.95% 2020[3]	13,500	13,843
UBS Group AG 2.65% 2022[3]	3,100	3,098
UBS Group AG 4.125% 2025[3]	8,200	8,628
Unum Group 5.625% 2020	345	386
Unum Group 3.00% 2021	2,085	2,134
Unum Group 3.875% 2025	3,190	3,260
VEB Finance Ltd. 6.902% 2020[3]	9,100	9,919
VEB Finance Ltd. 6.80% 2025[3]	500	553
Wells Fargo & Co. 2.55% 2020	20,655	21,070
Wells Fargo & Co. 2.10% 2021	52,505	52,365
Wells Fargo & Co. 2.50% 2021	13,500	13,695
		2,067,361
Health care 4.92%
AbbVie Inc. 1.80% 2018	6,400	6,429
AbbVie Inc. 2.50% 2020	12,585	12,858
AbbVie Inc. 2.30% 2021	23,935	24,170
AbbVie Inc. 2.90% 2022	12,310	12,644
AbbVie Inc. 3.20% 2022	2,140	2,232
AbbVie Inc. 2.85% 2023	8,170	8,309
AbbVie Inc. 3.60% 2025	17,825	18,676
AbbVie Inc. 3.20% 2026	41,850	42,479
AbbVie Inc. 4.50% 2035	12,465	13,352
AbbVie Inc. 4.45% 2046	16,135	16,964
Actavis Funding SCS 2.35% 2018	5,250	5,306
The Bond Fund of America — Page 5 of 47

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Actavis Funding SCS 3.00% 2020	$30,580	$31,550
Actavis Funding SCS 3.45% 2022	18,040	18,963
Actavis Funding SCS 3.80% 2025	35,620	37,786
Actavis Funding SCS 4.55% 2035	14,550	15,533
Actavis Funding SCS 4.75% 2045	40,615	44,697
Aetna Inc. 1.70% 2018	27,770	27,869
Aetna Inc. 1.90% 2019	31,775	32,063
Aetna Inc. 2.40% 2021	39,705	40,241
Aetna Inc. 2.80% 2023	7,955	8,138
Aetna Inc. 3.20% 2026	56,155	57,187
Aetna Inc. 4.25% 2036	17,350	18,072
Aetna Inc. 4.375% 2046	9,285	9,789
Amgen Inc. 1.85% 2021	12,885	12,825
Amgen Inc. 2.25% 2023	10,000	9,979
Amgen Inc. 2.60% 2026	24,825	24,497
Amgen Inc. 4.40% 2045	10,835	11,457
AstraZeneca PLC 3.375% 2025	37,805	40,499
Bayer AG 2.375% 2019[3]	5,150	5,227
Bayer AG 3.375% 2024[3]	4,670	4,829
Becton, Dickinson and Co. 1.80% 2017	4,825	4,850
Becton, Dickinson and Co. 2.675% 2019	5,745	5,937
Becton, Dickinson and Co. 4.685% 2044	6,515	7,479
Biogen Inc. 3.625% 2022	6,860	7,358
Biogen Inc. 5.20% 2045	6,800	8,050
Boston Scientific Corp. 2.85% 2020	10,015	10,331
Boston Scientific Corp. 3.375% 2022	18,500	19,481
Boston Scientific Corp. 3.85% 2025	9,500	10,133
Cardinal Health, Inc. 1.90% 2017	5,650	5,679
Cardinal Health, Inc. 1.70% 2018	2,210	2,218
Catholic Health Initiatives, Series 2012, 1.60% 2017	1,250	1,253
Celgene Corp. 3.625% 2024	15,400	16,243
Celgene Corp. 3.875% 2025	6,725	7,215
Celgene Corp. 5.00% 2045	13,890	15,740
Centene Corp. 5.625% 2021	2,350	2,503
Centene Corp. 4.75% 2022	6,890	7,148
Centene Corp. 6.125% 2024	990	1,077
Community Health Systems Inc. 5.125% 2021	400	397
Concordia Healthcare Corp. 9.50% 2022[3]	6,165	4,300
Concordia Healthcare Corp. 7.00% 2023[3]	1,780	1,148
ConvaTec Finance International SA 8.25% 2019[3,5]	1,475	1,474
DaVita HealthCare Partners Inc. 5.00% 2025	1,015	1,021
Dignity Health 3.125% 2022	4,100	4,197
DJO Finance LLC 10.75% 2020[3]	3,175	2,651
DJO Finco Inc. 8.125% 2021[3]	2,515	2,345
EMD Finance LLC 2.40% 2020[3]	37,585	38,251
EMD Finance LLC 2.95% 2022[3]	21,145	21,826
EMD Finance LLC 3.25% 2025[3]	43,085	44,528
Express Scripts Inc. 4.80% 2046	12,500	13,075
Gilead Sciences, Inc. 1.95% 2022	5,860	5,878
Gilead Sciences, Inc. 2.95% 2027	16,350	16,555
Gilead Sciences, Inc. 4.15% 2047	17,325	17,852
HCA Inc. 5.875% 2022	7,000	7,770
HCA Inc. 5.00% 2024	7,000	7,438
HCA Inc. 5.25% 2025	3,000	3,206
The Bond Fund of America — Page 6 of 47

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
HCA Inc. 5.25% 2026	$2,100	$2,237
HCA Inc. 4.50% 2027	9,975	10,037
Healthsouth Corp. 5.75% 2025	1,490	1,561
Humana Inc. 3.85% 2024	10,950	11,769
Humana Inc. 4.95% 2044	6,285	7,021
inVentiv Health, Inc. 9.00% 2018[3]	4,140	4,259
inVentiv Health, Inc. 10.00% 2018[3,5]	8,029	8,253
inVentiv Health, Inc. 10.00% 2018	8,145	8,165
inVentiv Health, Inc. 7.50% 2024[3]	5,600	5,719
Johnson & Johnson 2.45% 2026	1,865	1,920
Kinetic Concepts, Inc. 10.50% 2018	12,470	13,112
Kinetic Concepts, Inc. 12.50% 2019	8,990	8,968
Kinetic Concepts, Inc. 9.625% 2021[3]	12,425	12,456
Laboratory Corporation of America Holdings 3.60% 2025	4,800	5,054
Laboratory Corporation of America Holdings 4.70% 2045	9,480	10,378
Mallinckrodt PLC 4.875% 2020[3]	1,630	1,671
McKesson Corp. 3.796% 2024	2,335	2,523
Molina Healthcare, Inc. 5.375% 2022	7,115	7,382
Mylan Laboratories Inc. 2.50% 2019[3]	10,500	10,599
Mylan Laboratories Inc. 3.15% 2021[3]	15,750	16,064
Pfizer Inc. 7.20% 2039	1,829	2,813
Quintiles Transnational Corp. 4.875% 2023[3]	380	392
Roche Holdings, Inc. 2.875% 2021[3]	6,500	6,842
Rotech Healthcare Inc., Term Loan, 13.00% 2020[4,5,6,7,8]	7,068	6,452
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[4,6,7,8]	3,492	3,475
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[4,6,7,8]	2,715	2,701
Shire PLC 1.90% 2019	34,520	34,577
Shire PLC 2.40% 2021	70,085	70,360
Shire PLC 2.875% 2023	35,065	35,281
Shire PLC 3.20% 2026	43,435	43,620
St. Jude Medical, Inc. 2.80% 2020	9,405	9,704
Tenet Healthcare Corp., First Lien, 6.00% 2020	4,505	4,775
Teva Pharmaceutical Finance Company BV 1.40% 2018	23,725	23,674
Teva Pharmaceutical Finance Company BV 1.70% 2019	24,205	24,165
Teva Pharmaceutical Finance Company BV 2.20% 2021	42,340	42,313
Teva Pharmaceutical Finance Company BV 2.80% 2023	15,855	15,925
Teva Pharmaceutical Finance Company BV 3.15% 2026	25,035	25,221
Teva Pharmaceutical Finance Company BV 4.10% 2046	10,980	11,004
Thermo Fisher Scientific Inc. 2.40% 2019	4,261	4,334
Thermo Fisher Scientific Inc. 4.15% 2024	4,005	4,361
Thermo Fisher Scientific Inc. 5.30% 2044	180	216
UnitedHealth Group Inc. 6.00% 2017	17,920	18,510
UnitedHealth Group Inc. 1.90% 2018	7,750	7,834
UnitedHealth Group Inc. 2.70% 2020	6,855	7,128
UnitedHealth Group Inc. 3.35% 2022	5,210	5,599
UnitedHealth Group Inc. 3.75% 2025	16,055	17,661
UnitedHealth Group Inc. 4.625% 2035	4,515	5,264
UnitedHealth Group Inc. 4.75% 2045	7,525	9,070
VPI Escrow Corp. 6.375% 2020[3]	4,480	4,222
VPI Escrow Corp. 7.50% 2021[3]	3,000	2,914
VRX Escrow Corp. 6.125% 2025[3]	5,000	4,319
WellPoint, Inc. 2.30% 2018	6,680	6,770
WellPoint, Inc. 2.25% 2019	18,500	18,750
Zimmer Holdings, Inc. 2.00% 2018	4,010	4,038
The Bond Fund of America — Page 7 of 47

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Zimmer Holdings, Inc. 2.70% 2020	$11,340	$11,595
Zimmer Holdings, Inc. 3.15% 2022	13,976	14,477
		1,600,731
Energy 4.46%
American Energy (Marcellus), Term Loan A, 8.50% 2021[4,7,8]	2,448	211
American Energy (Marcellus), Term Loan B, 5.25% 2020[4,7,8]	3,450	1,915
American Energy (Permian Basin) 7.125% 2020[3]	2,820	2,009
Anadarko Petroleum Corp. 4.85% 2021	27,065	29,186
Anadarko Petroleum Corp. 5.55% 2026	21,490	24,459
Anadarko Petroleum Corp. 6.45% 2036	685	804
Anadarko Petroleum Corp. 6.20% 2040	635	730
Anadarko Petroleum Corp. 6.60% 2046	11,290	13,817
Antero Resources Corp. 5.375% 2024[3]	2,450	2,487
APT Pipelines Ltd. 4.20% 2025[3]	2,975	3,086
BG Energy Capital PLC 2.875% 2016[3]	8,635	8,639
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 2022[3]	5,030	4,942
Boardwalk Pipeline Partners 3.375% 2023	2,155	2,049
Boardwalk Pipelines, LP 4.95% 2024	5,555	5,824
Canadian Natural Resources Ltd. 3.45% 2021	6,185	6,374
Canadian Natural Resources Ltd. 3.80% 2024	1,780	1,775
Cenovus Energy Inc. 3.00% 2022	19,115	18,202
Cenovus Energy Inc. 3.80% 2023	8,285	8,213
Cheniere Energy, Inc. 7.00% 2024[3]	2,785	3,022
Chesapeake Energy Corp. 3.930% 2019[4]	1,675	1,574
Chesapeake Energy Corp. 4.875% 2022	1,875	1,584
Chevron Corp. 2.10% 2021	13,750	13,987
Chevron Corp. 2.954% 2026	27,575	28,546
Columbia Pipeline Partners LP 2.45% 2018	7,500	7,547
Columbia Pipeline Partners LP 3.30% 2020	1,090	1,131
Columbia Pipeline Partners LP 4.50% 2025	1,360	1,481
Columbia Pipeline Partners LP 5.80% 2045	2,135	2,549
ConocoPhillips 4.20% 2021	2,300	2,490
ConocoPhillips 4.95% 2026	36,260	40,956
ConocoPhillips 5.95% 2046	1,745	2,220
CONSOL Energy Inc. 5.875% 2022	4,325	4,001
DCP Midstream Operating LP 4.95% 2022	1,495	1,531
Devon Energy Corp. 3.25% 2022	5,355	5,324
Devon Energy Corp. 5.85% 2025	2,085	2,367
Devon Energy Corp. 5.00% 2045	2,765	2,706
Diamond Offshore Drilling, Inc. 4.875% 2043	31,800	22,248
Ecopetrol SA 5.875% 2023	8,600	9,299
Ecopetrol SA 5.375% 2026	6,095	6,360
Ecopetrol SA 5.875% 2045	2,545	2,354
Enbridge Energy Partners, LP 9.875% 2019	15,755	18,355
Enbridge Energy Partners, LP 4.375% 2020	18,415	19,440
Enbridge Energy Partners, LP 5.20% 2020	1,500	1,609
Enbridge Energy Partners, LP 4.20% 2021	6,100	6,483
Enbridge Energy Partners, LP 5.875% 2025	37,825	43,585
Enbridge Energy Partners, LP 5.50% 2040	3,500	3,606
Enbridge Energy Partners, LP 7.375% 2045	50,050	63,635
Enbridge Energy Partners, LP, Series B, 6.50% 2018	20,820	22,096
Enbridge Inc. 5.60% 2017	17,750	18,150
Enbridge Inc. 4.00% 2023	26,745	27,593
The Bond Fund of America — Page 8 of 47

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Enbridge Inc. 3.50% 2024	$9,715	$9,672
Energy Transfer Partners, LP 4.15% 2020	3,000	3,141
Energy Transfer Partners, LP 7.50% 2020	3,075	3,390
Energy Transfer Partners, LP 5.875% 2024	1,375	1,433
Energy Transfer Partners, LP 4.75% 2026	16,700	17,295
Energy Transfer Partners, LP 5.50% 2027	1,315	1,315
Energy Transfer Partners, LP 6.125% 2045	18,725	19,584
EnLink Midstream Partners, LP 2.70% 2019	9,060	9,005
EnLink Midstream Partners, LP 4.40% 2024	5,870	5,744
EnLink Midstream Partners, LP 4.15% 2025	17,190	16,495
EnLink Midstream Partners, LP 4.85% 2026	2,710	2,734
EnLink Midstream Partners, LP 5.05% 2045	2,535	2,257
Ensco PLC 5.20% 2025	1,860	1,365
Ensco PLC 5.75% 2044	2,380	1,465
Enterprise Products Operating LLC 3.95% 2027	3,000	3,147
Enterprise Products Operating LLC 4.85% 2044	1,775	1,856
Enterprise Products Operating LLC 4.90% 2046	3,000	3,173
Exxon Mobil Corp. 1.708% 2019	7,900	7,987
Exxon Mobil Corp. 2.222% 2021	15,050	15,389
Exxon Mobil Corp. 2.726% 2023	7,900	8,189
Exxon Mobil Corp. 3.043% 2026	5,450	5,713
Exxon Mobil Corp. 4.114% 2046	885	988
Gazprom OJSC 6.51% 2022[3]	8,350	9,310
Genesis Energy, LP 6.75% 2022	1,225	1,268
Halliburton Co. 3.80% 2025	16,620	17,225
Halliburton Co. 5.00% 2045	23,840	26,188
Jupiter Resources Inc. 8.50% 2022[3]	1,625	1,373
Kinder Morgan Energy Partners, LP 5.30% 2020	1,250	1,350
Kinder Morgan Energy Partners, LP 6.85% 2020	12,840	14,583
Kinder Morgan Energy Partners, LP 3.50% 2021	955	987
Kinder Morgan Energy Partners, LP 4.15% 2022	5,000	5,254
Kinder Morgan Energy Partners, LP 4.15% 2024	2,790	2,853
Kinder Morgan Energy Partners, LP 4.25% 2024	9,700	10,005
Kinder Morgan Energy Partners, LP 6.95% 2038	2,350	2,680
Kinder Morgan Energy Partners, LP 6.55% 2040	2,000	2,162
Kinder Morgan Energy Partners, LP 5.40% 2044	5,850	5,899
Kinder Morgan Energy Partners, LP 5.50% 2044	1,100	1,119
Kinder Morgan Finance Co. 5.05% 2046	11,025	10,562
Kinder Morgan, Inc. 3.05% 2019	6,810	6,963
Kinder Morgan, Inc. 4.30% 2025	26,310	27,407
Kinder Morgan, Inc. 5.30% 2034	5,825	5,835
Kinder Morgan, Inc. 5.55% 2045	20,725	21,385
Magellan Midstream Partners, LP 4.25% 2046	1,775	1,773
NGL Energy Partners LP 6.875% 2021	2,125	2,024
NGPL PipeCo LLC 9.625% 2019[3]	2,015	2,128
Noble Corp. PLC 5.25% 2018	400	395
Noble Corp. PLC 7.20% 2025	6,750	5,349
Noble Corp. PLC 8.20% 2045	4,155	2,966
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[3,8]	4,391	1,383
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[3,8]	9,085	1,772
PDC Energy Inc. 7.75% 2022	750	804
Peabody Energy Corp. 6.00% 2018[9]	20,420	4,952
Petrobras Global Finance Co. 3.25% 2019	€3,470	3,914
Petrobras Global Finance Co. 8.375% 2021	$4,750	5,216
The Bond Fund of America — Page 9 of 47

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Petrobras Global Finance Co. 4.375% 2023	$3,670	$3,292
Petrobras Global Finance Co. 6.25% 2024	410	402
Petrobras Global Finance Co. 6.85% 2115	1,910	1,625
Petrobras International Finance Co. 5.75% 2020	825	852
Petróleos Mexicanos 5.50% 2021	5,700	6,035
Petróleos Mexicanos 6.375% 2021[3]	3,800	4,152
Petróleos Mexicanos 4.625% 2023[3]	12,100	12,174
Petróleos Mexicanos 4.50% 2026	6,725	6,557
Petróleos Mexicanos 6.875% 2026[3]	21,960	24,814
Petróleos Mexicanos 6.875% 2026	5,000	5,650
Petróleos Mexicanos 7.47% 2026	MXN200,000	9,310
Petróleos Mexicanos 5.50% 2044	$25,210	21,981
Petróleos Mexicanos 5.625% 2046	6,675	5,862
Petróleos Mexicanos 6.75% 2047[3]	17,445	17,419
Phillips 66 Partners LP 3.605% 2025	2,570	2,591
Phillips 66 Partners LP 4.68% 2045	205	195
Pioneer Natural Resources Co. 3.45% 2021	9,360	9,743
Pioneer Natural Resources Co. 4.45% 2026	1,555	1,694
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[3,8]	5,919	5,179
QGOG Constellation SA 6.25% 2019[3]	2,775	1,276
Range Resources Corp. 4.875% 2025	3,000	2,895
Ras Laffan Liquefied Natural Gas II 5.298% 2020[3,8]	2,350	2,520
Ras Laffan Liquefied Natural Gas III 6.332% 2027[8]	1,000	1,206
Royal Dutch Shell PLC 1.375% 2019	27,000	26,930
Royal Dutch Shell PLC 1.75% 2021	36,850	36,675
Royal Dutch Shell PLC 2.50% 2026	3,190	3,143
Royal Dutch Shell PLC 3.75% 2046	10,475	10,408
Sabine Pass Liquefaction, LLC 5.625% 2021	1,550	1,657
Sabine Pass Liquefaction, LLC 5.75% 2024	1,100	1,189
Sabine Pass Liquefaction, LLC 5.625% 2025	3,015	3,252
Sabine Pass Liquefaction, LLC 5.00% 2027[3]	11,325	11,636
Schlumberger BV 3.00% 2020[3]	8,720	9,099
Schlumberger BV 3.625% 2022[3]	11,450	12,285
Schlumberger BV 4.00% 2025[3]	19,380	21,121
Seven Generations Energy Ltd. 6.75% 2023[3]	1,000	1,043
Shell International Finance BV 1.875% 2021	35,750	35,801
Shell International Finance BV 2.875% 2026	10,000	10,202
Shell International Finance BV 4.00% 2046	8,950	9,205
SM Energy Co. 5.625% 2025	1,125	1,063
SM Energy Co. 6.75% 2026	300	304
Southwestern Energy Co. 4.10% 2022	2,315	2,112
Southwestern Energy Co. 6.70% 2025	15,330	15,387
Sunoco LP 6.25% 2021[3]	1,515	1,564
Tallgrass Energy Partners, LP 5.50% 2024[3]	2,800	2,828
Targa Resources Corp. 4.125% 2019	2,075	2,114
Targa Resources Corp. 5.125% 2025[3]	1,675	1,681
Targa Resources Partners LP 6.75% 2024	500	538
Targa Resources Partners LP 5.375% 2027[3]	1,675	1,690
TC PipeLines, LP 4.375% 2025	18,045	18,420
Teekay Corp. 8.50% 2020	11,920	10,370
Tesoro Logistics LP 5.50% 2019	1,115	1,193
Tesoro Logistics LP 6.125% 2021	700	732
Tesoro Logistics LP 6.375% 2024	990	1,067
TransCanada PipeLines Ltd. 6.50% 2018	7,500	8,157
The Bond Fund of America — Page 10 of 47

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
TransCanada PipeLines Ltd., junior subordinated 5.625% 2075	$5,470	$5,552
Transocean Inc. 6.80% 2016	2,405	2,419
Transocean Inc. 8.125% 2021	1,865	1,790
Transocean Inc. 5.05% 2022	5,135	4,147
Transocean Inc. 9.00% 2023[3]	5,700	5,572
Transportadora de Gas Peru SA 4.25% 2028[3,8]	2,535	2,647
Weatherford International PLC 4.50% 2022	2,165	1,840
Weatherford International PLC 8.25% 2023	1,275	1,265
Weatherford International PLC 6.75% 2040	1,835	1,321
Western Gas Partners LP 2.60% 2018	515	516
Western Gas Partners LP 4.00% 2022	2,460	2,519
Western Gas Partners LP 3.95% 2025	4,415	4,366
Western Gas Partners LP 4.65% 2026	3,655	3,792
Williams Companies, Inc. 3.70% 2023	1,680	1,638
Williams Partners LP 5.25% 2020	4,125	4,469
Williams Partners LP 3.60% 2022	18,250	18,591
Williams Partners LP 4.50% 2023	3,975	4,128
Williams Partners LP 4.30% 2024	22,380	22,933
Williams Partners LP 3.90% 2025	4,530	4,531
Williams Partners LP 4.00% 2025	29,450	29,517
Williams Partners LP 5.40% 2044	8,000	8,017
Williams Partners LP 4.90% 2045	1,585	1,516
Williams Partners LP 5.10% 2045	13,630	13,378
Woodside Finance Ltd. 4.60% 2021[3]	9,565	10,234
Woodside Petroleum Ltd. 3.65% 2025[3]	4,700	4,750
YPF SA 8.50% 2025[3]	7,700	8,468
YPF SA 8.50% 2025	600	660
		1,451,838
Consumer discretionary 3.42%
21st Century Fox America, Inc. 4.95% 2045	415	474
Amazon.com, Inc. 3.80% 2024	8,775	9,748
Amazon.com, Inc. 4.95% 2044	4,000	4,907
American Honda Finance Corp. 1.20% 2019	13,500	13,425
American Honda Finance Corp. 2.25% 2019	13,500	13,840
American Honda Finance Corp. 1.65% 2021	10,625	10,538
American Honda Finance Corp. 1.70% 2021	24,500	24,351
American Honda Finance Corp. 2.30% 2026	3,250	3,249
Bayerische Motoren Werke AG 1.45% 2019[3]	14,700	14,712
Bayerische Motoren Werke AG 1.85% 2021[3]	23,100	23,052
Bayerische Motoren Werke AG 2.00% 2021[3]	24,500	24,792
Bayerische Motoren Werke AG 2.25% 2023[3]	18,900	18,854
Cablevision Systems Corp. 6.75% 2021	2,000	2,120
Cablevision Systems Corp. 5.50% 2027[3]	4,525	4,638
CBS Corp. 1.95% 2017	2,000	2,008
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020[3]	6,125	6,408
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022[3]	22,290	24,100
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025[3]	40,640	44,945
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[3]	2,250	2,362
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[3]	1,975	2,098
CCO Holdings LLC and CCO Holdings Capital Corp. 6.384% 2035[3]	7,875	9,318
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045[3]	11,600	14,109
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	3,300	3,288
Comcast Corp. 2.35% 2027	11,635	11,471
The Bond Fund of America — Page 11 of 47

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Cumulus Media Holdings Inc. 7.75% 2019	$2,445	$1,002
Cumulus Media Inc., Term Loan B, 4.25% 2020[4,7,8]	3,000	2,107
Daimler Finance NA LLC 2.70% 2020[3]	3,500	3,614
DaimlerChrysler North America Holding Corp. 1.375% 2017[3]	13,080	13,088
DaimlerChrysler North America Holding Corp. 1.875% 2018[3]	13,450	13,531
DaimlerChrysler North America Holding Corp. 2.375% 2018[3]	7,700	7,818
DaimlerChrysler North America Holding Corp. 1.50% 2019[3]	26,000	25,866
DaimlerChrysler North America Holding Corp. 2.25% 2020[3]	2,315	2,351
DaimlerChrysler North America Holding Corp. 2.00% 2021[3]	21,050	21,101
DaimlerChrysler North America Holding Corp. 2.875% 2021[3]	26,250	27,356
DaimlerChrysler North America Holding Corp. 3.30% 2025[3]	2,000	2,113
DaimlerChrysler North America Holding Corp. 8.50% 2031	3,000	4,889
DISH DBS Corp. 4.25% 2018	1,200	1,233
Dollar General Corp. 4.125% 2017	938	959
Dollar General Corp. 1.875% 2018	1,817	1,828
Ford Motor Co. 4.75% 2043	2,500	2,616
Ford Motor Credit Co. 2.145% 2018	11,615	11,679
Ford Motor Credit Co. 2.375% 2018	7,440	7,503
Ford Motor Credit Co. 1.897% 2019	3,500	3,494
Ford Motor Credit Co. 2.375% 2019	22,325	22,603
Ford Motor Credit Co. 2.597% 2019	21,820	22,177
Ford Motor Credit Co. 2.459% 2020	8,040	8,122
Ford Motor Credit Co. 3.157% 2020	31,000	31,940
Ford Motor Credit Co. 3.20% 2021	18,100	18,602
Ford Motor Credit Co. 3.336% 2021	2,500	2,580
Ford Motor Credit Co. 3.096% 2023	2,000	2,018
Ford Motor Credit Co. 4.134% 2025	2,665	2,818
Ford Motor Credit Co. 4.389% 2026	15,000	16,043
General Motors Co. 5.00% 2035	2,000	2,080
General Motors Co. 6.60% 2036	490	592
General Motors Co. 6.75% 2046	2,165	2,730
General Motors Financial Co. 2.40% 2019	21,800	21,892
General Motors Financial Co. 3.10% 2019	6,000	6,119
General Motors Financial Co. 3.50% 2019	3,715	3,829
General Motors Financial Co. 3.20% 2021	21,400	21,688
General Motors Financial Co. 4.20% 2021	4,500	4,741
General Motors Financial Co. 4.375% 2021	9,100	9,731
General Motors Financial Co. 3.45% 2022	18,855	19,150
General Motors Financial Co. 3.70% 2023	11,250	11,462
General Motors Financial Co. 4.30% 2025	7,085	7,316
General Motors Financial Co. 5.25% 2026	2,765	3,034
Grupo Televisa, SAB 6.625% 2040	5,200	5,982
Grupo Televisa, SAB 7.25% 2043	MXN25,290	1,137
Hilton Worldwide Holdings Inc. 4.25% 2024[3]	$4,275	4,382
Home Depot, Inc. 2.125% 2026	7,815	7,698
Home Depot, Inc. 4.25% 2046	1,200	1,393
Home Depot, Inc. 3.50% 2056	820	800
Hyundai Capital America 2.00% 2019[3]	7,605	7,652
Hyundai Capital America 3.00% 2020[3]	2,000	2,074
Hyundai Capital America 2.45% 2021[3]	18,000	18,267
Hyundai Capital Services Inc. 1.625% 2019[3]	6,150	6,133
Limited Brands, Inc. 6.875% 2035	1,150	1,259
Lowe’s Companies, Inc. 2.50% 2026	6,000	6,024
McClatchy Co. 9.00% 2022	1,000	1,033
The Bond Fund of America — Page 12 of 47

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
McDonald’s Corp. 2.75% 2020	$695	$721
McDonald’s Corp. 3.70% 2026	11,350	12,242
McDonald’s Corp. 4.70% 2035	3,750	4,260
McDonald’s Corp. 4.875% 2045	11,375	13,289
MGM Resorts International 8.625% 2019	500	566
NBC Universal Enterprise, Inc. 1.365% 2018[3,4]	10,425	10,499
NBC Universal Enterprise, Inc. 5.25% 2049[3]	17,895	19,148
Neiman Marcus Group LTD Inc. 8.00% 2021[3]	675	564
Newell Rubbermaid Inc. 2.60% 2019	6,450	6,601
Newell Rubbermaid Inc. 3.15% 2021	27,255	28,427
Newell Rubbermaid Inc. 3.85% 2023	18,205	19,412
Newell Rubbermaid Inc. 4.20% 2026	41,625	45,414
Newell Rubbermaid Inc. 5.50% 2046	25,710	31,339
Nissan Motor Co., Ltd. 1.55% 2019[3]	12,420	12,402
RCI Banque 3.50% 2018[3]	13,500	13,875
Schaeffler Verwaltungs 4.75% 2026[3,5]	1,350	1,360
Seminole Tribe of Florida 7.804% 2020[3,8]	3,862	3,901
Sotheby’s Holdings, Inc. 5.25% 2022[3]	650	648
Starbucks Corp. 2.10% 2021	1,870	1,910
Starbucks Corp. 2.70% 2022	1,500	1,576
Starbucks Corp. 4.30% 2045	1,750	2,080
Thomson Reuters Corp. 1.30% 2017	1,890	1,891
Thomson Reuters Corp. 1.65% 2017	10,990	11,020
Thomson Reuters Corp. 6.50% 2018	21,175	22,971
Thomson Reuters Corp. 4.30% 2023	8,805	9,617
Thomson Reuters Corp. 3.35% 2026	6,000	6,175
Thomson Reuters Corp. 5.65% 2043	1,905	2,261
TI Automotive Ltd. 8.75% 2023[3]	855	934
Time Warner Cable Inc. 6.75% 2018	11,650	12,663
Time Warner Cable Inc. 4.50% 2042	2,000	1,920
Time Warner Inc. 6.20% 2040	9,450	12,012
Toyota Motor Credit Corp. 2.15% 2020	14,500	14,815
Under Armour, Inc. 3.25% 2026	8,000	8,075
Volkswagen Group of America Finance, LLC 1.65% 2018[3]	10,500	10,470
Volkswagen Group of America Finance, LLC 2.40% 2020[3]	5,000	5,036
Volkswagen International Finance NV 2.125% 2018[3]	1,500	1,507
Walt Disney Co. 1.85% 2026	5,300	5,069
WPP Finance 2010 3.75% 2024	3,000	3,201
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[3]	1,075	1,036
Wynn Macau, Ltd. 5.25% 2021[3]	2,900	2,943
		1,111,906
Utilities 2.57%
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2021[3]	1,055	1,206
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[3]	5,610	5,727
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036	1,500	2,017
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[3]	1,000	1,344
AES Corp. 5.50% 2025	1,275	1,320
American Electric Power Co., Inc. 1.65% 2017	7,180	7,195
American Electric Power Co., Inc. 2.75% 2026	5,750	5,758
Berkshire Hathaway Energy Co. 2.40% 2020	6,964	7,139
CenterPoint Energy, Inc. 2.25% 2022	3,132	3,198
CenterPoint Energy, Inc. 2.40% 2026	3,220	3,245
Cleveland Electric Illuminating Co. 8.875% 2018	12,864	14,733
The Bond Fund of America — Page 13 of 47

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
CMS Energy Corp. 8.75% 2019	$4,352	$5,151
CMS Energy Corp. 5.05% 2022	19,989	22,831
CMS Energy Corp. 3.875% 2024	4,605	5,035
CMS Energy Corp. 3.60% 2025	7,717	8,277
CMS Energy Corp. 3.00% 2026	9,269	9,449
CMS Energy Corp. 4.70% 2043	1,862	2,142
CMS Energy Corp. 4.875% 2044	394	465
Colbun SA 6.00% 2020[3]	2,400	2,689
Colbun SA 4.50% 2024[3]	2,450	2,593
Comision Federal de Electricidad 4.875% 2024[3]	2,500	2,638
Commonwealth Edison Company 2.55% 2026	2,825	2,867
Consolidated Edison Company of New York, Inc. 3.85% 2046	1,200	1,263
Consumers Energy Co. 5.65% 2020	2,029	2,304
Consumers Energy Co. 2.85% 2022	728	765
Dominion Resources, Inc. 1.60% 2019	8,560	8,549
Dominion Resources, Inc. 2.962% 2019	2,550	2,619
Dominion Resources, Inc. 4.104% 2021	25,730	27,587
Duke Energy Carolinas, Inc. 2.50% 2023	8,900	9,210
Duke Energy Corp. 1.80% 2021	11,285	11,239
Duke Energy Corp. 2.65% 2026	16,285	16,032
Duke Energy Corp. 3.75% 2046	13,830	13,508
Duke Energy Florida, LLC 3.40% 2046	6,200	6,065
Duke Energy Progress Inc. 3.70% 2046	5,000	5,181
E.ON International Finance BV 5.80% 2018[3]	15,000	15,942
EDP Finance BV 4.125% 2020[3]	28,600	29,721
EDP Finance BV 5.25% 2021[3]	7,000	7,591
Electricité de France SA 4.95% 2045[3]	8,735	9,498
Electricité de France SA 4.875% 2044[3]	2,000	2,168
Electricité de France SA 5.25% 2049[3]	4,750	4,661
Electricité de France SA 6.00% 2114	£300	610
Emera Inc. 6.75% 2076	$14,600	15,731
Emera US Finance LP 2.15% 2019[3]	8,180	8,274
Emera US Finance LP 2.70% 2021[3]	6,950	7,121
Emera US Finance LP 3.55% 2026[3]	10,045	10,438
Emera US Finance LP 4.75% 2046[3]	4,000	4,316
Empresa Nacional de Electricidad SA 4.25% 2024	1,500	1,598
Enel Finance International SA 6.00% 2039[3]	2,210	2,687
Enel Società per Azioni 8.75% 2073[3]	9,500	11,186
Entergy Corp. 4.70% 2017	9,900	9,963
Entergy Corp. 5.59% 2024	600	724
Entergy Corp. 2.40% 2026	7,450	7,394
Entergy Corp. 2.95% 2026	9,601	9,626
Entergy Louisiana, LLC 3.30% 2022	2	2
Eversource Energy 2.50% 2021	10,000	10,257
Eversource Energy 2.375% 2022	1,282	1,310
Eversource Energy 3.25% 2025	271	290
Eversource Energy 2.70% 2026	6,327	6,473
Exelon Corp. 2.45% 2021	5,120	5,228
Exelon Corp. 3.95% 2025	2,306	2,493
Exelon Corp. 3.40% 2026	1,679	1,747
Exelon Corp. 4.95% 2035	562	640
Exelon Corp. 4.45% 2046	2,500	2,704
FirstEnergy Corp. 7.375% 2031	4,540	5,918
FirstEnergy Corp., Series B, 4.25% 2023	10,583	11,243
The Bond Fund of America — Page 14 of 47

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Fortis Inc 3.055% 2026[3]	$7,550	$7,544
Iberdrola Finance Ireland 5.00% 2019[3]	4,000	4,376
Israel Electric Corp. Ltd. 8.10% 2096[3]	6,250	7,469
MidAmerican Energy Holdings Co. 5.75% 2018	15,700	16,731
MidAmerican Energy Holdings Co. 3.75% 2023	5,350	5,852
Mississippi Power Co. 4.25% 2042	1,853	1,743
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	17,685	20,923
National Rural Utilities Cooperative Finance Corp. 2.70% 2023	2,800	2,918
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	4,850	5,528
NextEra Energy, Inc. 1.649% 2018	7,960	7,994
Niagara Mohawk Power Corp. 3.508% 2024[3]	8,470	9,108
Niagara Mohawk Power Corp. 4.278% 2034[3]	4,000	4,388
Northern States Power Co., First Mortgage Bonds, 2.15% 2022	1,057	1,074
NRG Energy, Inc. 6.25% 2022	2,255	2,300
NRG Energy, Inc. 7.25% 2026[3]	2,850	2,914
NRG Energy, Inc. 6.625% 2027[3]	7,675	7,531
NV Energy, Inc 6.25% 2020	14,007	16,454
Ohio Power Co., Series G, 6.60% 2033	2,090	2,721
Ohio Power Co., Series D, 6.60% 2033	353	462
Pacific Gas and Electric Co. 3.25% 2021	2,000	2,126
Pacific Gas and Electric Co. 2.45% 2022	785	807
Pacific Gas and Electric Co. 3.25% 2023	14,072	14,999
Pacific Gas and Electric Co. 3.85% 2023	1,307	1,440
Pacific Gas and Electric Co. 3.40% 2024	2,000	2,150
Pacific Gas and Electric Co. 3.75% 2024	301	330
Pacific Gas and Electric Co. 2.95% 2026	2,120	2,214
Pacific Gas and Electric Co. 3.75% 2042	531	550
Pacific Gas and Electric Co. 4.25% 2046	5,502	6,228
PacifiCorp. 3.35% 2025	5,900	6,363
PacifiCorp., First Mortgage Bonds, 2.95% 2023	1,300	1,367
PG&E Corp. 2.40% 2019	4,945	5,044
PPL Capital Funding, Inc. 3.10% 2026	24,430	24,899
Progress Energy, Inc. 7.05% 2019	8,590	9,699
Progress Energy, Inc. 7.00% 2031	5,000	6,735
Progress Energy, Inc. 7.75% 2031	6,728	9,522
Public Service Co. of Colorado 5.80% 2018	9,606	10,381
Public Service Co. of Colorado 2.25% 2022	861	875
Public Service Electric and Gas Co., 1.90% 2021	2,035	2,068
Public Service Electric and Gas Co., 3.05% 2024	5,300	5,618
Puget Energy, Inc. 6.50% 2020	12,086	14,041
Puget Energy, Inc. 6.00% 2021	8,500	9,836
Puget Energy, Inc. 5.625% 2022	20,391	23,496
Puget Energy, Inc. 3.65% 2025	884	922
Sierra Pacific Power Co. 2.60% 2026[3]	7,875	7,993
Southern California Edison Co. 1.845% 2022[8]	9,173	9,205
Southern Co. 2.15% 2019	9,325	9,446
Southern Co. 2.35% 2021	14,650	14,947
Southern Co. 4.40% 2046	2,000	2,173
Talen Energy Corp. 4.625% 2019[3]	900	851
Tampa Electric Co. 2.60% 2022	901	928
Teco Finance, Inc. 1.265% 2018[4]	500	499
Teco Finance, Inc. 5.15% 2020	10,153	11,180
Texas Competitive Electric Holdings, Term Loan B, 5.00% 2017[4,7,8]	1,038	1,046
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[3,8]	522	539
The Bond Fund of America — Page 15 of 47

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Texas Competitive Electric Holdings, Term Loan C, 5.00% 2017[4,7,8]	$237	$239
Virginia Electric and Power Co. 1.20% 2018	5,000	4,999
Virginia Electric and Power Co. 2.95% 2022	3,622	3,802
Virginia Electric and Power Co., Series B, 5.95% 2017	8,000	8,341
Xcel Energy Inc. 4.70% 2020	15,451	16,881
Xcel Energy Inc. 2.40% 2021	13,200	13,559
Xcel Energy Inc. 3.30% 2025	3,094	3,272
Xcel Energy Inc. 6.50% 2036	5,000	6,830
		835,365
Consumer staples 2.04%
Altria Group, Inc. 2.625% 2020	15,195	15,730
Altria Group, Inc. 2.95% 2023	6,500	6,821
Altria Group, Inc. 4.00% 2024	3,600	4,028
Altria Group, Inc. 2.625% 2026	4,420	4,477
Altria Group, Inc. 4.50% 2043	3,500	3,951
Altria Group, Inc. 5.375% 2044	3,105	3,947
Altria Group, Inc. 3.875% 2046	23,705	24,786
Anheuser-Busch InBev NV 2.65% 2021	9,350	9,658
Anheuser-Busch InBev NV 3.30% 2023	7,725	8,154
Anheuser-Busch InBev NV 3.65% 2026	36,845	39,533
Anheuser-Busch InBev NV 4.90% 2046	3,750	4,516
British American Tobacco International Finance PLC 2.75% 2020[3]	6,200	6,424
British American Tobacco International Finance PLC 3.50% 2022[3]	4,495	4,830
British American Tobacco International Finance PLC 3.95% 2025[3]	6,200	6,861
Coca-Cola Co. 1.55% 2021	22,500	22,428
Coca-Cola Co. 2.25% 2026	28,400	28,270
CVS Health Corp. 1.90% 2018	5,150	5,202
CVS Health Corp. 2.80% 2020	5,150	5,344
CVS Health Corp. 2.125% 2021	19,820	20,044
CVS Health Corp. 3.50% 2022	5,150	5,520
Imperial Tobacco Finance PLC 2.05% 2018[3]	3,050	3,067
Imperial Tobacco Finance PLC 3.50% 2023[3]	2,673	2,814
Kraft Heinz Co. 3.00% 2026	16,000	16,171
Kraft Heinz Co. 6.50% 2040	2,000	2,699
Kraft Heinz Co. 4.375% 2046	24,025	25,592
Kroger Co. 2.00% 2019	4,430	4,489
Kroger Co. 2.60% 2021	10,500	10,809
Kroger Co. 3.50% 2026	2,235	2,408
Molson Coors Brewing Co. 1.45% 2019	4,980	4,969
Molson Coors Brewing Co. 2.10% 2021	6,705	6,775
Molson Coors Brewing Co. 3.00% 2026	20,210	20,405
Molson Coors Brewing Co. 4.20% 2046	5,945	6,237
Pernod Ricard SA 2.95% 2017[3]	13,500	13,557
Pernod Ricard SA 4.45% 2022[3]	32,425	35,810
Philip Morris International Inc. 2.75% 2026	14,100	14,491
Philip Morris International Inc. 4.25% 2044	24,670	27,525
Reynolds American Inc. 2.30% 2018	4,365	4,428
Reynolds American Inc. 3.25% 2020	12,135	12,779
Reynolds American Inc. 3.25% 2022	19,360	19,996
Reynolds American Inc. 4.00% 2022	4,140	4,504
Reynolds American Inc. 4.85% 2023	3,750	4,300
Reynolds American Inc. 4.45% 2025	20,470	22,892
Reynolds American Inc. 5.70% 2035	750	932
The Bond Fund of America — Page 16 of 47

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Reynolds American Inc. 4.75% 2042	$2,500	$2,752
Reynolds American Inc. 6.15% 2043	6,640	8,806
Reynolds American Inc. 5.85% 2045	20,295	26,446
Unilever Capital Corp. 1.375% 2021	13,500	13,411
Unilever Capital Corp. 2.00% 2026	15,000	14,734
Walgreens Boots Alliance, Inc. 1.75% 2018	13,300	13,378
Walgreens Boots Alliance, Inc. 2.60% 2021	24,495	25,096
Walgreens Boots Alliance, Inc. 3.10% 2023	4,495	4,645
Walgreens Boots Alliance, Inc. 3.45% 2026	12,870	13,396
Walgreens Boots Alliance, Inc. 4.65% 2046	1,045	1,146
WM. Wrigley Jr. Co 2.90% 2019[3]	2,800	2,899
WM. Wrigley Jr. Co 3.375% 2020[3]	36,879	39,076
		663,958
Real estate 1.70%
Alexandria Real Estate Equities, Inc. 2.75% 2020	4,815	4,892
Alexandria Real Estate Equities, Inc. 3.90% 2023	7,250	7,615
Alexandria Real Estate Equities, Inc. 4.30% 2026	775	838
Alexandria Real Estate Equities, Inc. 4.50% 2029	755	813
American Campus Communities, Inc. 3.35% 2020	19,670	20,498
American Campus Communities, Inc. 3.75% 2023	18,760	19,665
American Campus Communities, Inc. 4.125% 2024	11,095	11,862
American Tower Corp. 3.40% 2019	18,075	18,790
AvalonBay Communities, Inc. 4.20% 2023	5,000	5,482
Boston Properties, Inc. 3.65% 2026	6,020	6,383
Brandywine Operating Partnership, LP 5.70% 2017	25	26
Brandywine Operating Partnership, LP 3.95% 2023	100	102
Communications Sales & Leasing, Inc. 6.00% 2023[3]	1,675	1,742
Communications Sales & Leasing, Inc. 8.25% 2023	1,916	2,020
Corporate Office Properties LP 3.60% 2023	2,834	2,838
Corporate Office Properties LP 5.25% 2024	936	1,018
Corporate Office Properties LP 5.00% 2025	9,320	10,045
Crescent Resources 10.25% 2017[3]	1,480	1,491
Crown Castle International Corp. 2.25% 2021	15,500	15,506
DCT Industrial Trust Inc. 4.50% 2023	10,030	10,647
DDR Corp. 4.25% 2026	6,285	6,657
Developers Diversified Realty Corp. 7.50% 2017	17,146	17,651
Developers Diversified Realty Corp. 4.75% 2018	1,225	1,272
Developers Diversified Realty Corp. 7.875% 2020	19,859	23,873
EPR Properties 4.50% 2025	8,650	8,785
Essex Portfolio L.P. 3.625% 2022	4,370	4,596
Essex Portfolio L.P. 3.25% 2023	4,935	5,068
Essex Portfolio L.P. 3.875% 2024	9,310	9,891
Essex Portfolio L.P. 3.50% 2025	4,800	4,966
Essex Portfolio L.P. 3.375% 2026	3,845	3,941
Highwoods Properties, Inc. 3.625% 2023	3,000	3,080
Hospitality Properties Trust 6.70% 2018	28,005	29,097
Hospitality Properties Trust 4.25% 2021	19,750	21,087
Hospitality Properties Trust 5.00% 2022	10,800	11,739
Hospitality Properties Trust 4.50% 2023	15,765	16,303
Hospitality Properties Trust 4.50% 2025	1,825	1,866
Hospitality Properties Trust 5.25% 2026	8,250	8,744
Host Hotels & Resorts LP 3.75% 2023	6,000	6,088
Host Hotels & Resorts LP 4.50% 2026	2,150	2,269
The Bond Fund of America — Page 17 of 47

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Kimco Realty Corp. 4.30% 2018	$10,500	$10,807
Kimco Realty Corp. 6.875% 2019	4,000	4,589
Kimco Realty Corp. 3.40% 2022	2,290	2,416
Omega Healthcare Investors, Inc. 4.375% 2023	2,100	2,165
Omega Healthcare Investors, Inc. 5.25% 2026	3,800	4,061
Piedmont Operating Partnership LP 3.40% 2023	2,800	2,768
Piedmont Operating Partnership LP 4.45% 2024	3,000	3,136
Prologis, Inc. 3.35% 2021	15,250	16,140
Prologis, Inc. 4.25% 2023	6,390	7,078
Prologis, Inc. 3.75% 2025	7,990	8,617
Realogy Corp. 4.50% 2019[3]	2,050	2,142
Scentre Group 2.375% 2019[3]	810	822
Scentre Group 2.375% 2021[3]	11,410	11,555
Scentre Group 3.25% 2025[3]	10,655	10,874
Scentre Group 3.50% 2025[3]	13,070	13,600
Select Income REIT 4.15% 2022	8,710	8,762
Select Income REIT 4.50% 2025	3,295	3,335
Simon Property Group, LP 10.35% 2019	8,995	10,741
Tanger Factory Outlet Centers, Inc. 3.125% 2026	2,500	2,500
UDR, Inc. 3.70% 2020	1,430	1,508
UDR, Inc. 2.95% 2026	7,200	7,167
Ventas, Inc. 3.125% 2023	3,000	3,066
Ventas, Inc. 3.25% 2026	3,000	3,036
WEA Finance LLC 2.70% 2019[3]	15,525	15,926
WEA Finance LLC 3.25% 2020[3]	34,845	36,340
WEA Finance LLC 3.75% 2024[3]	20,710	21,817
Weingarten Realty Investors 3.85% 2025	3,000	3,144
Weingarten Realty Investors 3.25% 2026	1,755	1,762
Welltower Inc. 4.25% 2026	3,000	3,247
		552,367
Information technology 1.16%
Alphabet Inc. 1.998% 2026	21,000	20,777
Apple Inc. 1.55% 2021	16,675	16,641
Apple Inc. 2.25% 2021	13,250	13,601
Apple Inc. 2.45% 2026	6,500	6,530
Apple Inc. 3.25% 2026	12,250	13,044
Apple Inc. 3.85% 2046	9,850	10,058
BMC Software, Inc. 8.125% 2021[3]	6,775	6,182
Camelot Finance SA 7.875% 2024[3]	5,350	5,531
Cisco Systems, Inc. 1.85% 2021	40,175	40,466
Dell Inc. 3.48% 2019[3]	4,500	4,630
Dell Inc. 4.42% 2021[3]	6,410	6,707
Dell Inc. 8.35% 2046[3]	875	1,051
EchoStar Corp. 5.25% 2026[3]	5,000	4,950
EchoStar Corp. 6.625% 2026[3]	1,500	1,451
First Data Corp. 5.375% 2023[3]	1,350	1,394
First Data Corp. 5.00% 2024[3]	825	841
Gogo Inc. 12.50% 2022[3]	4,500	4,849
Harris Corp. 1.999% 2018	6,800	6,841
Harris Corp. 2.70% 2020	3,010	3,069
Harris Corp. 3.832% 2025	1,890	2,005
Harris Corp. 4.854% 2035	7,765	8,572
Harris Corp. 5.054% 2045	6,185	7,129
The Bond Fund of America — Page 18 of 47

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
International Business Machines Corp. 3.45% 2026	$3,400	$3,683
JDA Software Group, Inc. 7.375% 2024[3]	1,475	1,519
Microsoft Corp. 1.55% 2021	21,270	21,194
Microsoft Corp. 3.125% 2025	5,800	6,181
Microsoft Corp. 2.40% 2026	41,200	41,279
Microsoft Corp. 3.70% 2046	32,000	32,501
Oracle Corp. 1.90% 2021	28,000	28,093
Oracle Corp. 2.80% 2021	5,600	5,854
Oracle Corp. 2.65% 2026	9,000	9,004
Oracle Corp. 4.00% 2046	4,000	4,155
Qorvo, Inc. 7.00% 2025	1,450	1,579
QUALCOMM Inc. 3.45% 2025	10,300	10,988
QUALCOMM Inc. 4.80% 2045	5,000	5,485
Seagate Technology LLC 4.75% 2023	1,775	1,758
Visa Inc. 3.15% 2025	13,200	13,968
Western Digital Corp. 7.375% 2023[3]	1,225	1,348
Xerox Corp. 2.95% 2017	2,535	2,550
		377,458
Telecommunication services 1.12%
América Móvil, SAB de CV 8.46% 2036	MXN27,000	1,385
AT&T Inc. 3.00% 2022	$14,600	15,031
AT&T Inc. 3.40% 2025	12,660	13,038
AT&T Inc. 4.125% 2026	29,696	32,170
AT&T Inc. 8.25% 2031	2,534	3,756
AT&T Inc. 4.50% 2035	12,000	12,672
AT&T Inc. 4.35% 2045	6,932	6,859
AT&T Inc. 4.75% 2046	8,458	8,933
AT&T Inc. 4.50% 2048[3]	3,474	3,508
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[3]	2,950	3,050
Deutsche Telekom International Finance BV 1.50% 2019[3]	18,900	18,875
Deutsche Telekom International Finance BV 1.95% 2021[3]	38,200	38,216
Deutsche Telekom International Finance BV 9.25% 2032	4,994	8,103
Digicel Group Ltd. 6.00% 2021[3]	4,465	3,996
Digicel Group Ltd. 7.125% 2022[3]	1,975	1,530
France Télécom 9.00% 2031	5,053	8,087
Frontier Communications Corp. 10.50% 2022	925	984
Frontier Communications Corp. 11.00% 2025	3,750	3,923
Inmarsat PLC 4.875% 2022[3]	1,575	1,504
Inmarsat PLC 6.50% 2024[3]	3,625	3,639
Intelsat Jackson Holding Co. 7.25% 2019	2,450	1,984
Intelsat Jackson Holding Co. 7.25% 2020	2,750	2,145
Ligado Networks, Term Loan, 9.75% 2020[4,5,7,8]	11,595	10,507
MetroPCS Wireless, Inc. 6.25% 2021	4,400	4,634
Orange SA 2.75% 2019	3,230	3,327
SBA Communications Corp. 2.877% 2046[3]	6,000	6,110
SoftBank Corp. 4.50% 2020[3]	3,250	3,372
Telefónica Emisiones, SAU 3.192% 2018	10,500	10,752
TELUS Corp. 2.80% 2027	15,000	15,106
Trilogy International Partners, LLC 13.375% 2019[3]	3,725	3,739
Verizon Communications Inc. 1.375% 2019	5,000	4,979
Verizon Communications Inc. 1.75% 2021	6,225	6,165
Verizon Communications Inc. 2.625% 2026	28,040	27,572
Verizon Communications Inc. 4.272% 2036	22,499	23,567
The Bond Fund of America — Page 19 of 47

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Verizon Communications Inc. 3.85% 2042	$2,874	$2,753
Verizon Communications Inc. 4.125% 2046	18,063	18,192
Verizon Communications Inc. 4.522% 2048	15,023	15,995
Wind Acquisition SA 7.375% 2021[3]	6,150	6,450
Windstream Holdings, Inc. 7.75% 2021	3,825	3,825
Zayo Group Holdings, Inc. 6.00% 2023	650	684
Ziggo Bond Finance BV 5.50% 2027[3]	1,400	1,400
		362,517
Industrials 0.99%
3M Co. 1.625% 2021	2,200	2,209
3M Co. 2.25% 2026	12,500	12,500
3M Co. 3.125% 2046	9,000	8,877
ABB Finance (USA) Inc. 2.875% 2022	1,000	1,049
AerCap Holdings NV 3.75% 2019	1,850	1,894
AerCap Holdings NV 3.95% 2022	15,700	16,112
Air Lease Corp. 2.125% 2020	6,500	6,484
Air Lease Corp. 3.00% 2023	4,000	3,965
European Aeronautic Defence and Space Company 2.70% 2023[3]	885	919
Allison Transmission Holdings, Inc. 5.00% 2024[3]	300	308
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	8,645	8,191
Builders FirstSource, Inc. 5.625% 2024[3]	6,075	6,257
Canadian National Railway Co. 3.20% 2046	8,690	8,602
Caterpillar Inc. 1.70% 2021	11,000	10,902
CEVA Group PLC, Apollo Global Securities LLC LOC, 5.969% 2021[4,7,8]	555	446
CEVA Logistics Canada, ULC, Term Loan, 6.50% 2021[4,7,8]	98	79
CEVA Logistics Holdings BV, Term Loan, 6.50% 2021[4,7,8]	570	459
CEVA Logistics U.S. Holdings Inc., Term Loan B, 6.50% 2021[4,7,8]	787	633
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[8]	514	526
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[8]	2,314	2,369
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[8]	3,115	3,168
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[8]	40	43
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[8]	5,338	5,653
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[8]	429	444
Continental Airlines, Inc., Series 1999-2, Class A1, 7.256% 2021[8]	141	151
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022[8]	3,740	4,012
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[8]	7,179	7,823
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022[8]	5,355	6,007
Corporate Risk Holdings LLC 9.50% 2019[3]	3,315	3,216
Corporate Risk Holdings LLC 11.50% 2020[3,5,6]	1,141	1,201
DAE Aviation Holdings, Inc. 10.00% 2023[3]	830	894
Delta Air Lines, Inc., Series 2002-1, Class G1, MBIA insured, 6.718% 2024[8]	1,130	1,306
ENA Norte Trust 4.95% 2028[3,8]	2,890	3,020
ERAC USA Finance Co. 2.60% 2021[3]	7,500	7,654
Euramax International, Inc. 12.00% 2020[3]	2,075	2,132
FedEx Corp. 3.25% 2026	16,100	17,024
FedEx Corp. 4.75% 2045	1,080	1,238
Fortive Corp. 2.35% 2021[3]	3,550	3,587
Gardner Denver, Inc. 6.875% 2021[3]	750	707
General Electric Capital Corp. 2.342% 2020	16,841	17,308
General Electric Capital Corp., Series A, 6.00% 2019	3,007	3,399
General Electric Corp. 5.25% 2017	4,377	4,587
Hardwoods Acquisition Inc 7.50% 2021[3]	1,400	1,060
HDTFS Inc. 5.875% 2020	1,475	1,525
The Bond Fund of America — Page 20 of 47

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
HDTFS Inc. 5.50% 2024[3]	$1,125	$1,122
Lima Metro Line Finance Ltd. 5.875% 2034[3,8]	3,167	3,543
Lockheed Martin Corp. 1.85% 2018	1,100	1,114
Lockheed Martin Corp. 2.50% 2020	6,245	6,453
Lockheed Martin Corp. 3.10% 2023	2,900	3,064
Lockheed Martin Corp. 3.55% 2026	10,270	11,126
Lockheed Martin Corp. 4.50% 2036	1,830	2,094
Lockheed Martin Corp. 4.70% 2046	7,255	8,679
LSC Communications, Inc. 8.75% 2023[3]	675	675
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[3]	3,000	2,220
Navios Maritime Holdings Inc. 7.375% 2022[3]	3,050	1,487
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	1,490	827
Norfolk Southern Corp. 3.25% 2021	4,745	5,046
PACCAR Inc. 1.65% 2021	5,050	5,020
Ply Gem Industries, Inc. 6.50% 2022	1,825	1,887
R.R. Donnelley & Sons Co. 7.875% 2021	2,600	2,853
R.R. Donnelley & Sons Co. 7.00% 2022	19	20
R.R. Donnelley & Sons Co. 6.50% 2023	850	865
Red de Carreteras de Occidente 9.00% 2028[8]	MXN61,570	3,236
Republic Services, Inc. 3.55% 2022	$500	538
Siemens AG 1.30% 2019[3]	14,750	14,671
Siemens AG 2.15% 2020[3]	5,000	5,094
Siemens AG 1.70% 2021[3]	13,500	13,408
Siemens AG 2.90% 2022[3]	5,000	5,240
Siemens AG 2.35% 2026[3]	11,500	11,380
Siemens AG 4.40% 2045[3]	3,000	3,482
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[3]	3,725	2,971
Union Pacific Corp. 5.75% 2017	12,250	12,857
United Rentals, Inc. 5.50% 2025	1,000	1,029
		321,941
Materials 0.61%
Agrium Inc. 4.125% 2035	4,945	4,886
Air Liquide SA 1.75% 2021[3]	12,560	12,546
Air Liquide SA 2.50% 2026[3]	14,900	15,012
Alcoa Inc. 6.75% 2024[3]	1,500	1,562
Alcoa Inc. 7.00% 2026[3]	2,350	2,435
Anglo American Capital PLC 4.125% 2021[3]	725	732
ArcelorMittal 7.75% 2041	4,095	4,290
Ashland Inc. 4.75% 2022	425	444
Ball Corp. 4.375% 2020	550	590
BHP Billiton Finance (USA) Ltd. 3.85% 2023	3,400	3,727
BHP Billiton Finance Ltd. 6.25% 2075[3]	8,795	9,543
BHP Billiton Finance Ltd. 6.75% 2075[3]	6,445	7,315
Chemours Co. 6.625% 2023	3,085	3,031
Chemours Co. 7.00% 2025	3,055	3,017
Cliffs Natural Resources Inc. 8.25% 2020[3]	2,450	2,612
CRH America, Inc. 3.875% 2025[3]	6,100	6,559
CRH America, Inc. 5.125% 2045[3]	3,000	3,377
E.I. du Pont de Nemours and Co. 5.25% 2016	500	504
Eastman Chemical Co. 3.80% 2025	5,300	5,623
Ecolab Inc. 3.25% 2023	2,260	2,358
First Quantum Minerals Ltd. 6.75% 2020[3]	5,199	4,835
First Quantum Minerals Ltd. 7.00% 2021[3]	5,049	4,582
The Bond Fund of America — Page 21 of 47

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
First Quantum Minerals Ltd. 7.25% 2022[3]	$1,775	$1,589
FMG Resources 9.75% 2022[3]	2,945	3,431
Freeport-McMoRan Copper & Gold Inc. 3.55% 2022	1,980	1,812
Georgia Gulf Corp. 4.625% 2021	625	659
Georgia-Pacific Corp. 5.40% 2020[3]	2,000	2,264
Glencore Funding LLC 4.00% 2025[3]	9,250	9,060
Glencore Xstrata LLC 4.625% 2024[3]	1,800	1,841
Holcim Ltd. 5.15% 2023[3]	3,315	3,753
Huntsman International LLC 4.875% 2020	1,225	1,286
International Paper Co. 3.65% 2024	8,900	9,381
Monsanto Co. 3.375% 2024	7,400	7,685
Novelis Corp. 5.875% 2026[3]	4,650	4,772
Packaging Corp. of America 4.50% 2023	1,585	1,743
Praxair, Inc. 2.25% 2020	8,339	8,608
Rayonier Advanced Materials Inc. 5.50% 2024[3]	700	644
Reynolds Group Inc. 5.75% 2020	1,680	1,735
Rio Tinto Finance PLC 3.75% 2025	12,000	12,941
Rio Tinto PLC 4.125% 2042	1,500	1,552
Ryerson Inc. 11.25% 2018	414	427
Ryerson Inc. 11.00% 2022[3]	2,905	3,203
Teck Resources Ltd. 4.50% 2021	1,000	995
Teck Resources Ltd. 8.00% 2021[3]	575	630
Vale Overseas Ltd. 6.25% 2026	10,095	10,571
Xstrata Canada Financial Corp. 4.95% 2021[3]	6,200	6,565
Yara International ASA 7.875% 2019[3]	2,175	2,490
		199,217
Municipals 0.02%
Massachusetts Institute of Technology 3.885% 2116	6,665	6,687
Total corporate bonds & notes		9,551,346
Mortgage-backed obligations 17.65% Federal agency mortgage-backed obligations 14.88%
Fannie Mae 3.189% 2017[8]	1,917	1,938
Fannie Mae 11.001% 2020[8]	14	16
Fannie Mae 5.00% 2023[8]	1,068	1,156
Fannie Mae 5.50% 2023[8]	5,744	6,218
Fannie Mae 6.00% 2023[8]	170	186
Fannie Mae 4.50% 2024[8]	3,674	3,919
Fannie Mae 4.50% 2025[8]	4,247	4,542
Fannie Mae 4.50% 2025[8]	2,700	2,872
Fannie Mae 4.50% 2025[8]	2,104	2,159
Fannie Mae 6.00% 2026[8]	3,085	3,535
Fannie Mae 2.50% 2027[8]	17,654	18,337
Fannie Mae 2.50% 2027[8]	5,316	5,522
Fannie Mae 2.50% 2027[8]	3,370	3,498
Fannie Mae 2.50% 2027[8]	1,510	1,569
Fannie Mae 2.50% 2027[8]	1,120	1,162
Fannie Mae 2.50% 2027[8]	1,110	1,153
Fannie Mae 2.50% 2027[8]	851	884
Fannie Mae 2.50% 2027[8]	618	642
Fannie Mae 2.50% 2027[8]	544	565
Fannie Mae 2.50% 2027[8]	501	520
Fannie Mae 5.50% 2027[8]	1,359	1,530
The Bond Fund of America — Page 22 of 47

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 2.50% 2028[8]	$18,364	$19,073
Fannie Mae 2.50% 2028[8]	5,129	5,324
Fannie Mae 6.00% 2028[8]	405	464
Fannie Mae 2.00% 2031[8,10]	3,000	3,036
Fannie Mae 2.50% 2031[8,10]	126,600	130,907
Fannie Mae 2.50% 2031[8,10]	30,000	30,961
Fannie Mae 6.50% 2032[8]	111	118
Fannie Mae 3.00% 2035[8]	27,704	29,102
Fannie Mae 3.50% 2035[8]	30,130	32,073
Fannie Mae 3.50% 2035[8]	24,966	26,580
Fannie Mae 3.50% 2035[8]	11,909	12,666
Fannie Mae 3.50% 2035[8]	3,794	4,038
Fannie Mae 4.00% 2036[8]	21,531	23,419
Fannie Mae 4.00% 2036[8]	9,919	10,789
Fannie Mae 4.00% 2036[8]	7,179	7,819
Fannie Mae 4.00% 2036[8]	6,106	6,642
Fannie Mae 4.00% 2036[8]	3,812	4,151
Fannie Mae 4.00% 2036[8]	3,733	4,065
Fannie Mae 4.00% 2036[8]	1,823	1,982
Fannie Mae 4.00% 2036[8]	748	815
Fannie Mae 7.00% 2036[8]	138	156
Fannie Mae 7.00% 2036[8]	85	89
Fannie Mae 7.50% 2036[8]	354	399
Fannie Mae 8.00% 2036[8]	196	221
Fannie Mae 6.00% 2037[8]	752	830
Fannie Mae 6.00% 2037[8]	367	405
Fannie Mae 6.50% 2037[8]	1,426	1,665
Fannie Mae 6.50% 2037[8]	879	983
Fannie Mae 6.50% 2037[8]	878	968
Fannie Mae 7.00% 2037[8]	472	525
Fannie Mae 7.00% 2037[8]	471	523
Fannie Mae 7.00% 2037[8]	168	183
Fannie Mae 7.00% 2037[8]	116	130
Fannie Mae 7.00% 2037[8]	101	115
Fannie Mae 7.00% 2037[8]	65	71
Fannie Mae 7.50% 2037[8]	256	289
Fannie Mae 7.50% 2037[8]	124	134
Fannie Mae 7.50% 2037[8]	112	125
Fannie Mae 7.50% 2037[8]	96	108
Fannie Mae 7.50% 2037[8]	80	95
Fannie Mae 7.50% 2037[8]	61	69
Fannie Mae 7.50% 2037[8]	64	66
Fannie Mae 7.50% 2037[8]	26	28
Fannie Mae 7.50% 2037[8]	15	17
Fannie Mae 5.50% 2038[8]	24	27
Fannie Mae 6.00% 2038[8]	582	667
Fannie Mae 6.50% 2038[8]	34,276	39,989
Fannie Mae 4.50% 2039[8]	11,326	12,431
Fannie Mae 5.00% 2039[8]	10,202	11,525
Fannie Mae 5.50% 2039[8]	8,961	10,143
Fannie Mae 4.00% 2040[8]	8,428	9,075
Fannie Mae 4.00% 2040[8]	8,402	9,049
Fannie Mae 4.00% 2040[8]	5,752	6,198
Fannie Mae 4.00% 2040[8]	1,426	1,557
The Bond Fund of America — Page 23 of 47

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 2040[8]	$1,411	$1,519
Fannie Mae 4.00% 2040[8]	470	505
Fannie Mae 4.50% 2040[8]	2,549	2,797
Fannie Mae 5.00% 2040[8]	1,036	1,164
Fannie Mae 5.50% 2040[8]	4,736	5,364
Fannie Mae 4.00% 2041[8]	8,008	8,633
Fannie Mae 4.00% 2041[8]	6,134	6,610
Fannie Mae 4.00% 2041[8]	6,025	6,496
Fannie Mae 4.00% 2041[8]	4,651	5,014
Fannie Mae 4.00% 2041[8]	4,279	4,615
Fannie Mae 4.00% 2041[8]	4,246	4,578
Fannie Mae 4.00% 2041[8]	3,566	3,844
Fannie Mae 4.00% 2041[8]	3,499	3,771
Fannie Mae 4.00% 2041[8]	3,267	3,522
Fannie Mae 4.00% 2041[8]	3,240	3,493
Fannie Mae 4.00% 2041[8]	3,231	3,483
Fannie Mae 4.00% 2041[8]	3,199	3,450
Fannie Mae 4.00% 2041[8]	2,970	3,202
Fannie Mae 4.00% 2041[8]	2,952	3,184
Fannie Mae 4.00% 2041[8]	2,837	3,049
Fannie Mae 4.00% 2041[8]	2,816	3,036
Fannie Mae 4.00% 2041[8]	2,795	3,012
Fannie Mae 4.00% 2041[8]	2,790	3,009
Fannie Mae 4.00% 2041[8]	2,759	2,973
Fannie Mae 4.00% 2041[8]	2,677	2,898
Fannie Mae 4.00% 2041[8]	2,575	2,768
Fannie Mae 4.00% 2041[8]	2,496	2,683
Fannie Mae 4.00% 2041[8]	2,263	2,469
Fannie Mae 4.00% 2041[8]	2,203	2,375
Fannie Mae 4.00% 2041[8]	1,354	1,478
Fannie Mae 4.00% 2041[8]	1,050	1,146
Fannie Mae 4.00% 2041[8]	722	793
Fannie Mae 4.50% 2041[8]	2,846	3,130
Fannie Mae 5.00% 2041[8]	8,125	9,059
Fannie Mae 5.00% 2041[8]	4,285	4,862
Fannie Mae 5.00% 2041[8]	3,113	3,533
Fannie Mae 5.00% 2041[8]	2,291	2,602
Fannie Mae 5.00% 2041[8]	1,500	1,705
Fannie Mae 4.00% 2042[8]	12,857	14,013
Fannie Mae 4.00% 2042[8]	12,330	13,297
Fannie Mae 4.00% 2042[8]	10,927	11,928
Fannie Mae 4.00% 2042[8]	7,384	7,962
Fannie Mae 4.00% 2042[8]	6,569	7,083
Fannie Mae 4.00% 2042[8]	3,722	4,061
Fannie Mae 4.00% 2042[8]	1,049	1,128
Fannie Mae 4.00% 2042[8]	518	559
Fannie Mae 4.00% 2043[8]	32,829	35,372
Fannie Mae 4.00% 2043[8]	10,020	10,918
Fannie Mae 4.00% 2043[8]	8,021	8,627
Fannie Mae 3.50% 2044[8]	52,084	55,159
Fannie Mae 4.00% 2045[8]	89,411	96,169
Fannie Mae 4.00% 2045[8]	70,175	76,520
Fannie Mae 4.00% 2045[8]	20,414	22,137
Fannie Mae 4.00% 2045[8]	13,023	14,200
The Bond Fund of America — Page 24 of 47

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 2045[8]	$11,738	$12,799
Fannie Mae 4.00% 2045[8]	11,322	12,346
Fannie Mae 2.504% 2046[4,8]	4,992	5,132
Fannie Mae 2.598% 2046[4,8]	2,598	2,677
Fannie Mae 2.66% 2046[4,8]	4,296	4,443
Fannie Mae 2.729% 2046[4,8]	3,983	4,129
Fannie Mae 3.00% 2046[8,10]	5,590	5,799
Fannie Mae 3.50% 2046[8]	180,076	188,161
Fannie Mae 3.50% 2046[8]	121,468	126,922
Fannie Mae 3.50% 2046[8,10]	36,160	38,163
Fannie Mae 3.50% 2046[8,10]	25,000	26,354
Fannie Mae 3.50% 2046[8]	18,967	19,693
Fannie Mae 4.00% 2046[8,10]	173,739	186,396
Fannie Mae 4.00% 2046[8]	101,501	109,095
Fannie Mae 4.00% 2046[8]	89,144	95,814
Fannie Mae 4.00% 2046[8]	61,238	66,466
Fannie Mae 4.00% 2046[8]	21,226	22,568
Fannie Mae 4.00% 2046[8]	15,239	16,203
Fannie Mae 4.00% 2046[8]	7,200	7,571
Fannie Mae 4.00% 2046[8]	6,219	6,612
Fannie Mae 4.00% 2046[8]	4,693	4,990
Fannie Mae 4.00% 2046[8]	4,072	4,377
Fannie Mae 4.00% 2046[8]	3,750	3,950
Fannie Mae 4.00% 2046[8]	2,171	2,309
Fannie Mae 4.00% 2046[8]	417	443
Fannie Mae 4.50% 2046[8,10]	64,000	70,024
Fannie Mae 4.50% 2046[8]	49,220	54,060
Fannie Mae 4.50% 2046[8]	39,335	43,233
Fannie Mae 4.50% 2046[8]	10,331	11,330
Fannie Mae 4.50% 2046[8]	5,000	5,492
Fannie Mae 4.50% 2046[8]	3,205	3,522
Fannie Mae 4.50% 2046[8]	2,943	3,176
Fannie Mae 4.50% 2046[8]	1,921	2,026
Fannie Mae 4.50% 2046[8]	1,396	1,532
Fannie Mae 4.50% 2046[8]	1,240	1,372
Fannie Mae 4.50% 2046[8]	1,224	1,347
Fannie Mae 7.00% 2047[8]	92	106
Fannie Mae 7.00% 2047[8]	14	17
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017[8]	8	8
Fannie Mae, Series 2001-4, Class GA, 9.361% 2025[4,8]	41	46
Fannie Mae, Series 2001-4, Class NA, 9.669% 2025[4,8]	33	36
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028[8]	811	805
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2029[8]	199	233
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[8]	1,478	1,669
Fannie Mae, Series 2001-20, Class E, 9.583% 2031[4,8]	8	9
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036[8]	1,546	1,422
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036[8]	1,395	1,274
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036[8]	453	416
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[8]	2,223	2,615
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[8]	504	582
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[8]	1,235	1,451
Fannie Mae, Series 2002-W1, Class 2A, 6.191% 2042[4,8]	1,648	1,946
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1A, 1.074% 2048[3,4,8]	8	8
Freddie Mac 5.00% 2023[8]	1,032	1,112
The Bond Fund of America — Page 25 of 47

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 5.00% 2023[8]	$37	$40
Freddie Mac 5.00% 2023[8]	6	6
Freddie Mac 5.00% 2024[8]	2,305	2,472
Freddie Mac 4.50% 2030[8]	1,147	1,257
Freddie Mac 2.50% 2031[8,10]	53,000	54,813
Freddie Mac 3.50% 2034[8]	15,614	16,601
Freddie Mac 3.00% 2035[8]	2,946	3,095
Freddie Mac 3.00% 2035[8]	2,437	2,559
Freddie Mac 3.50% 2035[8]	46,367	49,420
Freddie Mac 3.50% 2035[8]	43,108	45,953
Freddie Mac 3.50% 2035[8]	40,516	43,083
Freddie Mac 3.50% 2035[8]	40,270	42,822
Freddie Mac 3.50% 2035[8]	22,624	24,068
Freddie Mac 3.50% 2035[8]	7,766	8,281
Freddie Mac 3.50% 2035[8]	6,449	6,875
Freddie Mac 3.50% 2035[8]	3,979	4,232
Freddie Mac 3.50% 2036[8]	42,779	45,610
Freddie Mac 4.00% 2036[8]	49,309	53,449
Freddie Mac 4.00% 2036[8]	9,786	10,632
Freddie Mac 4.00% 2036[8]	3,211	3,488
Freddie Mac 4.50% 2037[8]	5,265	5,770
Freddie Mac 5.50% 2037[8]	2,039	2,318
Freddie Mac 5.50% 2037[8]	50	56
Freddie Mac 5.50% 2037[8]	11	12
Freddie Mac 7.00% 2037[8]	155	169
Freddie Mac 7.50% 2037[8]	320	361
Freddie Mac 5.50% 2038[8]	1,487	1,682
Freddie Mac 5.50% 2038[8]	600	678
Freddie Mac 5.50% 2038[8]	253	287
Freddie Mac 5.50% 2038[8]	160	181
Freddie Mac 4.50% 2039[8]	1,342	1,472
Freddie Mac 5.00% 2039[8]	10,346	11,461
Freddie Mac 5.50% 2039[8]	11,363	12,766
Freddie Mac 5.50% 2039[8]	3,558	4,027
Freddie Mac 4.50% 2040[8]	24,379	26,749
Freddie Mac 5.50% 2040[8]	6	7
Freddie Mac 4.50% 2041[8]	9,845	10,823
Freddie Mac 4.50% 2041[8]	2,493	2,741
Freddie Mac 4.50% 2041[8]	1,366	1,497
Freddie Mac 4.50% 2041[8]	500	549
Freddie Mac 5.00% 2041[8]	8,260	9,222
Freddie Mac 5.00% 2041[8]	3,189	3,545
Freddie Mac 5.50% 2041[8]	5,157	5,838
Freddie Mac 4.00% 2042[8]	9,131	9,895
Freddie Mac 4.00% 2043[8]	18,300	19,931
Freddie Mac 4.00% 2045[8]	42,782	46,639
Freddie Mac 4.00% 2045[8]	18,398	20,199
Freddie Mac 4.00% 2045[8]	10,616	11,655
Freddie Mac 2.757% 2046[4,8]	8,388	8,703
Freddie Mac 3.50% 2046[8]	157,491	166,309
Freddie Mac 3.50% 2046[8]	135,134	142,643
Freddie Mac 3.50% 2046[8,10]	97,635	102,892
Freddie Mac 3.50% 2046[8]	54,778	56,949
Freddie Mac 3.50% 2046[8]	47,554	49,458
The Bond Fund of America — Page 26 of 47

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 3.50% 2046[8,10]	$19,500	$20,575
Freddie Mac 3.50% 2046[8]	11,344	11,794
Freddie Mac 3.50% 2046[8]	10,970	11,594
Freddie Mac 3.50% 2046[8]	1,092	1,174
Freddie Mac 3.50% 2046[8]	1,034	1,112
Freddie Mac 4.00% 2046[8]	84,116	90,367
Freddie Mac 4.00% 2046[8]	59,163	63,503
Freddie Mac 4.00% 2046[8]	16,447	17,272
Freddie Mac 4.00% 2046[8,10]	13,000	13,932
Freddie Mac 4.00% 2046[8]	5,335	5,732
Freddie Mac 4.00% 2046[8]	2,103	2,207
Freddie Mac 4.00% 2046[8]	2,058	2,157
Freddie Mac 4.00% 2046[8]	1,006	1,107
Freddie Mac 4.00% 2046[8]	597	627
Freddie Mac 4.00% 2046[8,10]	500	536
Freddie Mac 4.50% 2046[8]	3,855	4,237
Freddie Mac 4.50% 2046[8]	1,143	1,274
Freddie Mac 4.50% 2046[8]	1,000	1,108
Freddie Mac 6.50% 2047[8]	201	228
Freddie Mac, Series 2890, Class KT, 4.50% 2019[8]	739	761
Freddie Mac, Series 2626, Class NG, 3.50% 2023[8]	25	26
Freddie Mac, Series 2122, Class QM, 6.25% 2029[8]	905	1,021
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036[8]	1,038	988
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036[8]	882	842
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036[8]	921	839
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036[8]	793	743
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[8]	17	16
Freddie Mac, Series 3257, Class PA, 5.50% 2036[8]	9,877	11,250
Freddie Mac, Series 3286, Class JN, 5.50% 2037[8]	7,404	8,333
Freddie Mac, Series 3318, Class JT, 5.50% 2037[8]	4,178	4,704
Government National Mortgage Assn. 10.00% 2021[8]	37	39
Government National Mortgage Assn. 2.50% 2028[8]	3,187	3,330
Government National Mortgage Assn. 5.00% 2035[8]	972	1,064
Government National Mortgage Assn. 6.00% 2038[8]	7,294	8,328
Government National Mortgage Assn. 6.50% 2038[8]	219	255
Government National Mortgage Assn. 5.00% 2039[8]	1,160	1,260
Government National Mortgage Assn. 4.50% 2040[8]	2,425	2,656
Government National Mortgage Assn. 5.50% 2040[8]	6,633	7,520
Government National Mortgage Assn. 3.50% 2041[8]	30	31
Government National Mortgage Assn. 4.00% 2041[8]	270	291
Government National Mortgage Assn. 4.50% 2041[8]	14,230	15,420
Government National Mortgage Assn. 4.50% 2041[8]	1,338	1,446
Government National Mortgage Assn. 4.50% 2041[8]	1,068	1,158
Government National Mortgage Assn. 4.50% 2041[8]	831	899
Government National Mortgage Assn. 5.00% 2041[8]	7,123	7,727
Government National Mortgage Assn. 3.50% 2042[8]	1,002	1,052
Government National Mortgage Assn. 3.50% 2043[8]	3,226	3,430
Government National Mortgage Assn. 4.50% 2043[8]	746	806
Government National Mortgage Assn. 4.50% 2043[8]	400	433
Government National Mortgage Assn. 4.00% 2045[8]	973	1,044
Government National Mortgage Assn. 4.00% 2045[8]	513	551
Government National Mortgage Assn. 4.50% 2045[8]	131,498	142,159
Government National Mortgage Assn. 4.50% 2045[8]	99,319	107,372
Government National Mortgage Assn. 4.50% 2045[8]	77,365	83,637
The Bond Fund of America — Page 27 of 47

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.50% 2045[8]	$72,755	$78,654
Government National Mortgage Assn. 4.50% 2045[8]	60,574	65,631
Government National Mortgage Assn. 4.50% 2045[8]	42,717	46,181
Government National Mortgage Assn. 4.50% 2045[8]	33,658	36,387
Government National Mortgage Assn. 4.50% 2045[8]	21,094	22,804
Government National Mortgage Assn. 3.00% 2046[8,10]	41,500	43,396
Government National Mortgage Assn. 4.00% 2046[8,10]	376,220	403,026
Government National Mortgage Assn. 4.00% 2046[8,10]	45,890	49,187
Government National Mortgage Assn. 4.00% 2046[8]	15,877	16,567
Government National Mortgage Assn. 4.00% 2046[8]	2,185	2,279
Government National Mortgage Assn. 4.691% 2061[8]	842	880
Government National Mortgage Assn. 4.70% 2061[8]	5,030	5,243
Government National Mortgage Assn. 4.70% 2061[8]	749	780
Government National Mortgage Assn. 4.72% 2061[8]	361	375
Government National Mortgage Assn. 4.771% 2061[8]	365	380
Government National Mortgage Assn. 4.789% 2061[8]	367	384
Government National Mortgage Assn. 4.821% 2061[8]	1,941	2,015
Government National Mortgage Assn. 4.879% 2061[8]	1,109	1,151
Government National Mortgage Assn. 5.082% 2061[8]	1,367	1,437
Government National Mortgage Assn. 5.085% 2061[8]	1,603	1,710
Government National Mortgage Assn. 4.670% 2063[8]	813	850
Government National Mortgage Assn. 1.237% 2064[4,8]	501	505
Government National Mortgage Assn. 4.762% 2064[8]	1,396	1,452
Government National Mortgage Assn. 5.177% 2064[8]	944	997
Government National Mortgage Assn. 6.520% 2064[8]	577	611
Government National Mortgage Assn. 4.986% 2065[8]	933	982
Government National Mortgage Assn., Series 2012-H20, Class PT, 1.414% 2062[4,8]	3,662	3,689
National Credit Union Administration, Series 2010-R2, Class 1A, 0.889% 2017[4,8]	820	821
National Credit Union Administration, Series 2011-R3, Class 1A, 0.918% 2020[4,8]	942	939
National Credit Union Administration, Series 2011-R1, Class 1A, 0.975% 2020[4,8]	1,169	1,171
		4,838,731
Commercial mortgage-backed securities 1.58%
Aventura Mall Trust, Series A, 3.743% 2032[3,4,8]	8,000	8,603
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A4, 5.889% 2044[4,8]	163	163
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A4, 5.723% 2049[4,8]	2,099	2,124
Banc of America Commercial Mortgage Inc., Series 2007-2, Class AM, 5.801% 2049[4,8]	4,083	4,154
Banc of America Commercial Mortgage Inc., Series 2007-4, Class AM, 6.005% 2051[4,8]	4,645	4,790
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A4, 6.436% 2051[4,8]	4,460	4,630
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A1A, 5.71% 2042[4,8]	2,884	2,974
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A1A, 5.65% 2050[4,8]	1,239	1,274
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AM, 6.084% 2050[4,8]	5,730	5,926
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class AM, 6.333% 2049[4,8]	7,468	7,727
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.617% 2048[8]	848	848
Commercial Mortgage Trust, Series 2005-LP5, Class E, 4.843% 2043[3,4,8]	1,654	1,652
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[8]	1,515	1,515
Commercial Mortgage Trust, Series 2007-C9, Class A1A, 6.007% 2049[4,8]	2,451	2,508
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[3,8]	28,025	29,537
CS First Boston Mortgage Securities Corp., Series 2007-C3, Class A1A1, 5.881% 2039[4,8]	13,875	14,038
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[4,8]	2,743	2,807
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class AM, 5.615% 2049[4,8]	12,708	12,850
DBUBS Mortgage Trust, Series 2011-LC2A, Class A1, 4.537% 2044[3,8]	11,130	12,298
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[3,8]	700	706
The Bond Fund of America — Page 28 of 47

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.367% 2031[3,4,8]	$7,826	$7,810
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A1A, 5.426% 2039[8]	2,194	2,204
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444% 2039[8]	19,653	19,682
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A1A, 5.704% 2049[8]	8,613	8,807
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class AM, 5.867% 2049[4,8]	13,585	14,025
GS Mortgage Securities Corp. II, Series 2010-C2, Class A2, 5.162% 2043[3,4,8]	4,500	5,061
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A1A, 5.988% 2045[4,8]	931	948
Hilton USA Trust, Series 2013-HLF, Class AFX, 2.662% 2030[3,8]	27,420	27,446
Hilton USA Trust, Series 2013-HLF, Class BFX, 3.367% 2030[3,8]	17,000	17,019
Hilton USA Trust, Series 2013-HLF, Class CFX, 3.714% 2030[3,8]	6,210	6,217
Hilton USA Trust, Series 2013-HLF, Class DFX, 4.407% 2030[3,8]	17,065	17,084
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A2, 3.673% 2046[3,8]	175	175
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A1A, 5.431% 2047[4,8]	1,132	1,139
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A1A, 5.439% 2049[8]	1,594	1,608
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A1A, 5.881% 2049[4,8]	28,398	28,876
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4, 5.881% 2049[4,8]	25,395	25,760
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A4, 5.716% 2051[8]	13,705	14,070
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A1A, 5.85% 2051[4,8]	2,275	2,332
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3,8]	19,325	20,849
LB Commercial Mortgage Trust, Series 2007-C3, Class A1A, multifamily 6.069% 2044[4,8]	5,959	6,082
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A1A, 5.387% 2040[8]	15,634	15,790
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class AM, 5.493% 2040[4,8]	4,275	4,344
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 2040[4,8]	29,467	30,484
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, 5.866% 2045[4,8]	5,406	5,601
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.368% 2045[4,8]	8,680	9,058
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A4, 6.008% 2050[4,8]	6,810	6,927
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 6.069% 2049[4,8]	7,208	7,367
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[3,8]	6,885	7,315
Morgan Stanley Capital I Trust, Series 2007-TA27, Class A1A, 5.818% 2042[4,8]	4,919	5,032
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[8]	4,687	4,687
Morgan Stanley Capital I Trust, Series 2011-C2, Class A4, 4.661% 2044[3,8]	4,950	5,514
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class AM, 5.406% 2044[8]	13,600	13,709
Morgan Stanley Capital I Trust, Series 2011-C1, Class A4, 5.033% 2047[3,4,8]	1,485	1,659
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A4, 6.103% 2049[4,8]	15,461	15,876
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM, 5.591% 2047[4,8]	17,020	17,251
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3, 5.888% 2049[4,8]	15,250	15,503
		514,435
Other mortgage-backed securities 0.63%
Australia & New Zealand Banking Group Ltd. 2.40% 2016[3,8]	4,250	4,259
Bank of Nova Scotia 1.75% 2017[3,8]	14,150	14,195
Caisse Centrale Desjardins 1.60% 2017[3,8]	3,375	3,383
Commonwealth Bank of Australia 2.25% 2017[3,8]	4,150	4,172
Credit Mutuel-CIC Home Loan SFH 1.50% 2017[3,8]	4,400	4,400
Freddie Mac, Series KF02, Class A2, multifamily 1.046% 2020[4,8]	8,594	8,626
Freddie Mac, Series KF02, Class A3, multifamily 1.126% 2020[4,8]	4,033	4,049
Freddie Mac, Series K722, Class A1, multifamily 2.183% 2022[8]	24,207	24,823
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[8]	3,435	3,581
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[4,8]	24,490	27,161
Freddie Mac, Series K043, Class A2, multifamily 3.062% 2024[8]	23,500	25,440
Freddie Mac, Series K052, Class A1, multifamily 2.598% 2025[8]	8,741	9,105
Freddie Mac, Series K056, Class A2, multifamily 2.525% 2026[8]	7,360	7,636
Freddie Mac, Series K057, Class A2, multifamily 2.57% 2026[8]	5,950	6,176
The Bond Fund of America — Page 29 of 47

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Other mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K055, Class A2, multifamily 2.673% 2026[8]	$8,000	$8,375
National Australia Bank 2.00% 2017[3,8]	3,500	3,523
National Bank of Canada 2.20% 2016[3,8]	4,175	4,177
Nordea Eiendomskreditt AS 2.125% 2016[3,8]	4,000	4,000
Nordea Kredit 2.00% 2037[8]	DKr110,036	17,039
Toronto-Dominion Bank 1.50% 2017[3,8]	$10,000	10,021
Westpac Banking Corp. 2.45% 2016[3,8]	4,325	4,335
Westpac Banking Corp. 1.25% 2017[3,8]	4,425	4,429
		202,905
Collateralized mortgage-backed (privately originated) 0.56%
Bellemeade Re Ltd., Series 2015-1-A, Class M1, 3.025% 2025[3,4,6,8]	6,131	6,147
Connecticut Avenue Securities, Series 2013-C01, Class M1, 2.525% 2023[3,4,8]	1,223	1,238
Connecticut Avenue Securities, Series 2014-C01, Class M1, 2.125% 2024[3,4,8]	999	1,010
Connecticut Avenue Securities, Series 2015-C01, Class 1M1, 2.025% 2025[4,8]	526	527
Connecticut Avenue Securities, Series 2016-C05, Class 2M1, 1.875% 2029[4,8]	2,839	2,851
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[8]	139	151
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[8]	19	21
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 2033[8]	1,075	1,159
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 2033[8]	18	19
Freddie Mac, Series 2013-DN2, Class M1, 1.975% 2023[4,8]	2,879	2,897
Freddie Mac, Series 2013-DN1, Class M1, 3.925% 2023[4,8]	3,260	3,328
Freddie Mac, Series 2014-DN2, Class M1, 1.375% 2024[4,8]	191	191
Freddie Mac, Series 2014-DN1, Class M1, 1.525% 2024[4,8]	357	358
Freddie Mac, Series 2014-HQ2, Class M1, 1.975% 2024[4,8]	4,784	4,813
Freddie Mac, Series 2014-DN2, Class M2, 2.175% 2024[4,8]	2,965	2,996
Freddie Mac, Series 2014-HQ1, Class M1, 2.175% 2024[4,8]	400	400
Freddie Mac, Series 2014-HQ2, Class M2, 2.725% 2024[4,8]	17,865	18,369
Freddie Mac, Series 2014-DN4, Class M2, 2.925% 2024[4,8]	2,737	2,757
Freddie Mac, Series 2014-HQ1, Class M2, 3.025% 2024[4,8]	9,200	9,363
Freddie Mac, Series 2015-HQ2, Class M1, 1.625% 2025[4,8]	1,160	1,162
Freddie Mac, Series 2015-HQ2, Class M2, 2.475% 2025[4,8]	7,950	8,145
Freddie Mac, Series 2016-DNA-3, Class M1, 1.625% 2028[4,8]	6,239	6,256
Freddie Mac, Series 2015-HQA-2, Class M1, 1.675% 2028[4,8]	1,049	1,050
Nationstar HECM Loan Trust, Series 2016-3A, Class A, 2.013% 2026[3,6,8]	14,982	14,970
Nationstar HECM Loan Trust, Series 2016-2A, Class A, 2.239% 2026[3,6,8]	2,777	2,780
Station Place Securitization Trust, Series 2016-1, Class A, 1.487% 2048[4,6,8]	9,000	9,000
Station Place Securitization Trust, Series 2016-3, Class A, 1.624% 2048[3,4,6,8]	13,500	13,500
TBW Mortgage-backed Trust, Series 2007-2, Class A4B, 0.945% 2037[4,8]	12,150	10,258
Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.25% 2055[3,4,8]	17,355	17,389
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 2056[3,4,8]	39,012	39,206
		182,311
Total mortgage-backed obligations		5,738,382
Asset-backed obligations 5.67%
Aesop Funding LLC, Series 2011-5A, Class A, 3.27% 2018[3,8]	8,667	8,701
Aesop Funding LLC, Series 2012-3A, Class A, 2.10% 2019[3,8]	1,000	1,003
Aesop Funding LLC, Series 2014-1A, Class A, 2.46% 2020[3,8]	500	505
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[3,8]	18,075	18,256
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 2021[3,8]	15,095	15,240
Aesop Funding LLC, Series 2015-2-A, Class A, 2.63% 2021[3,8]	16,845	17,064
Aesop Funding LLC, Series 2016-1A, Class A, 2.99% 2022[3,8]	4,810	4,937
Ally Master Owner Trust, Series 2014-1, Class A1, 0.994% 2019[4,8]	8,015	8,023
The Bond Fund of America — Page 30 of 47

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Ally Master Owner Trust, Series 2014-1, Class A2, 1.29% 2019[8]	$8,700	$8,702
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[8]	30,600	30,738
AmeriCredit Automobile Receivables Trust, Series 2012-4, Class C, 1.93% 2018[8]	240	240
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class A3, 1.15% 2019[8]	2,598	2,595
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A3, 1.26% 2019[8]	7,236	7,233
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A3, 1.27% 2019[8]	2,893	2,895
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class A2A, 1.37% 2019[8]	24,000	24,026
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.87% 2021[8]	645	662
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class C, 2.24% 2022[8]	5,000	5,043
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 2022[8]	4,240	4,358
Appalachian Consumer Rate Relief Funding LLC, Series 2013-1, Class A1, 2.01% 2024[8]	4,967	5,027
Ares CLO Ltd., Series 2012-3A, Class AR, CLO, 1.768% 2024[3,4,8]	56,500	56,501
ARI Fleet Lease Trust, Series 2014-A, Class A2, 0.81% 2022[3,8]	337	337
Avant Loans Funding Trust, Series 2016-C, Class A, 2.96% 2019[3,8]	8,396	8,396
Avant Loans Funding Trust, Series 2016-B, Class A, 3.92% 2019[3,8]	6,997	7,034
Avant Loans Funding Trust, Series 2016-A, Class A, 4.11% 2019[3,8]	7,667	7,700
Avant Loans Funding Trust, Series 2016-C, Class B, 4.92% 2020[3,8]	8,365	8,369
Avant Loans Funding Trust, Series 2015-A, Class A, 4.00% 2021[3,8]	11,328	11,387
Babson CLO Ltd., Series 2012-2A, Class A1R, CLO, 2.057% 2023[3,4,8]	7,181	7,183
Bank of the West Auto Trust, Series 2014-1, Class A3, 1.09% 2019[3,8]	2,750	2,751
Black Diamond CLO Ltd., Series 2006-1-A, Class AD, CLO, 1.002% 2019[3,4,8]	7,637	7,628
BMW Vehicle Owner Trust 2016-A, Series 2016-A, Class A2A, 0.99% 2019[8]	15,000	14,994
Cabela’s Master Credit Card Trust, Series 2012-2A, Class A1, 1.45% 2020[3,8]	3,235	3,243
Cabela’s Master Credit Card Trust, Series 2016-1, Class A1, 1.78% 2022[8]	10,580	10,610
Capital Auto Receivables Asset Trust, Series 2016-2, Class A1, 0.75% 2017[8]	9,166	9,167
Capital One Multi-asset Execution Trust, Series 2014-A5, Class A, 1.48% 2020[8]	12,000	12,051
Capital One Multi-asset Execution Trust, Series 2015-A5, Class A5, 1.60% 2021[8]	14,485	14,606
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, 2.131% 2020[3,4,6,8]	30,209	28,449
Carlyle Global Market Strategies Commodities Fund, Series 2014-1A, Class A, 2.528% 2021[3,4,6,8]	14,783	13,606
CarMaxAuto Owner Trust, Series 2014-4, Class A3, 1.25% 2019[8]	8,846	8,859
Chase Issuance Trust, Series 2016-A7, Class A, 1.06% 2019[8]	29,000	29,009
Chase Issuance Trust, Series 2014-A7, Class A, 1.38% 2019[8]	5,835	5,858
Chase Issuance Trust, Series 2013-A7, Class A, 0.954% 2020[4,8]	11,955	12,012
Chase Issuance Trust, Series 2016-A6, Class A6, 1.10% 2020[8]	480,200	480,052
Chase Issuance Trust, Series 2015-A2, Class A, 1.59% 2020[8]	63,355	63,751
Chesapeake Funding LLC, Series 2014-1A, Class A, 0.939% 2026[3,4,8]	8,936	8,935
Chrysler Capital Auto Receivables Trust, Series 2014-A-A, Class A3, 0.83% 2018[3,8]	280	280
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class A3, 1.22% 2019[3,8]	3,922	3,924
Chrysler Capital Auto Receivables Trust, Series 2014-A-A, Class A4, 1.31% 2019[3,8]	3,850	3,854
Citi Held For Issuance, Series 2015-PM2, Class A, 2.35% 2022[3,8]	11,729	11,723
Citi Held For Issuance, Series 2015-PM3, Class A, 2.56% 2022[3,8]	13,793	13,784
Citi Held For Issuance, Series 2016-PM-1, Class A, 4.65% 2025[3,8]	8,094	8,230
Citibank Credit Card Issuance Trust, Series 2008-A-2, Class A2, 1.696% 2020[4,8]	13,590	13,768
CLI Funding V LLC, Series 2013-1A, Class Note, 2.83% 2028[3,8]	4,654	4,521
CLI Funding V LLC, Series 2013-2A, Class Note, 3.22% 2028[3,8]	442	431
CLI Funding V LLC, Series 2013-1A, Class A, 3.67% 2028[3,8]	1,663	1,641
CLI Funding V LLC, Series 2014-1A, Class A, 3.29% 2029[3,8]	6,730	6,563
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M1, 2.274% 2033[4,8]	621	625
Conseco Finance Securitizations Corp., Series 2002-2, Class A2, 6.03% 2033[8]	258	259
Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.82% 2021[3,8]	337	340
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 2019[3,8]	990	988
CPS Auto Receivables Trust, Series 2015-C, Class A, 1.77% 2019[3,8]	2,131	2,136
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 2019[3,8]	2,668	2,669
CPS Auto Receivables Trust, Series 2016-A, Class B, 3.34% 2020[3,8]	2,000	2,015
CPS Auto Receivables Trust, Series 2015-A, Class B, 2.79% 2021[3,8]	3,125	3,136
The Bond Fund of America — Page 31 of 47

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CPS Auto Receivables Trust, Series 2016-A, Class C, 3.80% 2021[3,8]	$3,500	$3,526
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 2021[3,8]	2,395	2,444
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2A, FSA insured, 0.704% 2035[4,8]	4,269	3,881
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, 0.664% 2037[4,8]	6,244	5,566
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.674% 2037[4,8]	9,542	8,856
Dell Equipment Finance Trust, Series 2016-1, Class A1, 0.85% 2017[3,8]	13,270	13,270
Discover Card Execution Note Trust, Series 2015-A1, Class A1, 0.874% 2020[4,8]	9,970	10,000
Discover Card Execution Note Trust, Series 2014-A5, Class A, 1.39% 2020[8]	10,600	10,636
DRB Prime Student Loan Trust, Series 2015-D, Class A3, 2.50% 2036[3,8]	3,400	3,406
Drive Auto Receivables Trust, Series 2015-AA, Class B, 2.28% 2019[3,8]	2,834	2,840
Drive Auto Receivables Trust, Series 2015-B-A, Class C, 2.76% 2021[3,8]	15,145	15,261
Drive Auto Receivables Trust, Series 2015-CA, Class C, 3.01% 2021[3,8]	6,680	6,751
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[3,8]	6,700	6,776
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 2021[3,8]	11,925	12,145
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 2021[3,8]	18,000	18,465
Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.19% 2022[3,8]	2,890	2,943
Drivetime Auto Owner Trust, Series 2015-3-A, Class A, 1.66% 2019[3,8]	2,551	2,553
Drivetime Auto Owner Trust, Series 2016-2A, Class A, 1.73% 2019[3,8]	2,105	2,109
Drivetime Auto Owner Trust, Series 2016-1A, Class C, 3.54% 2021[3,8]	1,365	1,369
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 2022[3,8]	8,860	8,858
Drivetime Auto Owner Trust, Series 2016-2A, Class C, 3.67% 2022[3,8]	2,135	2,183
Dryden Senior Loan Fund, Series 2012-23RA, Class A1R, CLO, 1.930% 2023[3,4,8]	10,000	9,971
Enterprise Fleet Financing LLC, Series 2016-2, Class A1, 0.85% 2017[3,8]	13,012	13,012
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 0.87% 2019[3,8]	1,728	1,727
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[8]	4,055	4,055
Finn Square CLO Ltd., Series 2012-1A, Class A1R, CLO, 2.052% 2023[3,4,6,8]	31,800	31,800
Ford Credit Auto Owner Trust, Series 2014-1A, 2.26% 2025[3,8]	3,680	3,754
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12% 2026[3,8]	24,110	24,498
Ford Credit Auto Owner Trust, Series 2014-2-A, 2.31% 2026[3,8]	9,165	9,396
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[3,8]	43,165	43,589
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 2.31% 2027[3,8]	20,400	20,894
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 2027[3,8]	23,070	23,710
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1, 1.55% 2021[8]	3,500	3,500
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class B, 1.75% 2021[8]	4,621	4,613
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A1, 1.98% 2022[8]	10,890	10,995
Ford Credit Floorplan Master Owner Trust, Series 2013-2, Class A, 2.09% 2022[3,8]	2,760	2,799
Green Tree Financial Corp., Series 1997-6, Class A7, 7.14% 2029[8]	94	94
Henderson Receivables LLC, Series 2006-3-A, Class A1, 0.642% 2041[3,4,8]	1,839	1,745
Henderson Receivables LLC, Series 2006-4-A, Class A1, 0.724% 2041[3,4,8]	2,275	2,206
Hertz Fleet Lease Funding LP, Series 2014-1A, 0.918% 2028[3,4,8]	4,615	4,617
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2011-1A, Class A2, 3.29% 2018[3,8]	690	693
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A2, 1.83% 2019[3,8]	36,500	36,409
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-3A, Class A, 2.67% 2021[3,8]	20,595	20,815
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[3,8]	31,883	32,324
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 3.52% 2021[3,8]	1,939	1,964
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2016-2A, Class A, 2.95% 2022[3,8]	5,000	5,108
Home Equity Asset Trust, Series 2004-7, Class M1, 1.455% 2035[4,8]	4,957	4,807
Honda Auto Receivables Owner Trust, Series 2014-3, Class A3, 0.88% 2018[8]	6,646	6,644
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A1, FSA insured, 0.685% 2037[4,8]	4,954	4,389
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class A, 0.958% 2033[4,8]	843	834
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3, 4.35% 2040[8]	406	415
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A4, 5.27% 2040[8]	208	215
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A5, 5.873% 2040[8]	683	711
Magnetite CLO Ltd., Series 2012-6-A, Class AR, 2.10% 2023[3,4,8]	18,965	18,946
The Bond Fund of America — Page 32 of 47

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Marine Park CLO Ltd., Series 2012-1-A, Class A1AR, CLO, 2.081% 2023[3,4,8]	$35,000	$34,978
MarketPlace Loan Trust, Series 2015-AV-1, Class A, 4.00% 2021[3,8]	15,425	15,526
Navient Student Loan Trust, Series 2015-A, Class A1, 1.024% 2021[3,4,8]	1,061	1,060
Navient Student Loan Trust, Series 2014-AA, Class A1, 1.004% 2022[3,4,8]	118	118
New Residential Advance Receivables Trust, Series 2015-T-4, Class AT4, 3.1956% 2047[3,8]	4,000	4,024
Nissan Master Owner Trust Receivables, Series 2016-A, Class A2, 1.54% 2021[8]	2,000	2,000
Octagon Investment Partners XII Ltd., Series 2012-1AR, Class AR, CLO, 2.048% 2023[3,4,8]	10,533	10,510
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A, CLO, 1.978% 2025[3,4,8]	14,850	14,803
Prestige Auto Receivables Trust, Series 2015-1, Class B, 2.04% 2021[3,8]	2,500	2,504
Prestige Auto Receivables Trust, Series 2015-1, Class C, 2.40% 2021[3,8]	7,000	7,028
Prestige Auto Receivables Trust, Series 2015-1, Class D, 3.05% 2021[3,8]	5,000	4,973
RAMP Trust, Series 2004-RS10, Class AI6, 4.55% 2034[8]	297	303
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, 0.655% 2036[4,8]	683	603
Santander Drive Auto Receivables Trust, Series 2014-1, Class B, 1.59% 2018[8]	505	505
Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.94% 2018[8]	30	30
Santander Drive Auto Receivables Trust, Series 2014-5, Class A3, 1.15% 2019[8]	601	602
Santander Drive Auto Receivables Trust, Series 2013-2, Class C, 1.95% 2019[8]	2,373	2,379
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[8]	4,465	4,499
Santander Drive Auto Receivables Trust, Series 2013-4, Class C, 3.25% 2020[8]	982	990
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[8]	16,335	16,521
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[8]	8,195	8,328
Santander Drive Auto Receivables Trust, Series 2015-5, Class C, 2.74% 2021[8]	14,335	14,549
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 2021[8]	5,820	5,924
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 2021[8]	14,215	14,484
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[8]	3,675	3,765
SLM Private Credit Student Loan Trust, Series 2008-1, Class A3, 1.215% 2017[4,8]	1,259	1,259
SLM Private Credit Student Loan Trust, Series 2014-A, Class A1, 1.124% 2022[3,4,8]	1,300	1,300
Social Professional Loan Program LLC, Series 2015-C, Class A2, 2.51% 2033[3,8]	4,873	4,963
SpringCastle America Funding LLC, Series 2014-AA, Class A, 2.70% 2023[3,8]	2,566	2,575
TAL Advantage V LLC, Series 2013-1A, Class A, 2.83% 2038[3,8]	3,215	3,106
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[3,8]	3,150	3,122
TAL Advantage V LLC, Series 2014-3A, Class A, 3.27% 2039[3,8]	2,283	2,227
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 2039[3,8]	4,888	4,813
Trade Maps Ltd., 2013-1AA, 1.218% 2018[3,4,8]	14,685	14,662
Trade Maps Ltd., 2013-1AB, 1.768% 2018[3,4,8]	2,900	2,891
Utility Debt Securitization Auth., Series 2013-T, 3.435% 2025[8]	6,735	7,259
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A4, 6.57% 2027[8]	1,118	1,139
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A5, 7.12% 2032[8]	3,000	3,171
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 2021[3,8]	11,630	11,671
Verizon Owner Trust, Series 2016-1A, Class B, 1.46% 2021[3,8]	3,000	2,984
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A3 0.95% 2019[8]	11,467	11,452
Westlake Automobile Receivables Trust, Series 2015-1A, Class A2, 1.17% 2018[3,8]	312	312
Westlake Automobile Receivables Trust, Series 2015-1-A, Class C, 2.29% 2020[3,8]	2,750	2,756
Westlake Automobile Receivables Trust, Series 2016-1A, Class C, 3.29% 2021[3,8]	4,500	4,593
Westlake Automobile Receivables Trust, Series 2015-1-A, Class D, 2.96% 2022[3,8]	3,875	3,875
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59% 2025[3,8]	1,200	1,198
World Financial Network Credit Card Master Note Trust, Series 2015-A, Class A, 1.004% 2022[4,8]	1,600	1,604
World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.14% 2020[8]	5,854	5,859
		1,843,507
Bonds & notes of governments & government agencies outside the U.S. 3.56%
Abu Dhabi (Emirate of) 3.125% 2026[3]	5,000	5,233
Argentine Republic 7.00% 2017	5,960	6,092
Argentine Republic 6.875% 2021[3]	3,075	3,355
Argentine Republic 18.20% 2021	ARS23,600	1,535
The Bond Fund of America — Page 33 of 47

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Argentine Republic 7.50% 2026[3]	$4,925	$5,570
Argentine Republic 8.28% 2033[5,8]	4,984	5,744
Argentine Republic 0% 2035	25,700	2,769
Argentine Republic 7.625% 2046[3]	4,250	4,805
Armenia (Republic of) 7.15% 2025[3]	4,810	5,136
Bermuda 4.138% 2023[3]	1,700	1,832
Bermuda 4.854% 2024[3]	10,650	11,822
Brazil (Federative Republic of) 0% 2018	BRL400,000	106,742
Brazil (Federative Republic of) 10.00% 2025	14,000	3,979
Brazil (Federative Republic of) 5.625% 2047	$6,590	6,491
Buenos Aires (City of) 8.95% 2021[8]	1,000	1,145
Caisse d’Amortissement de la Dette Sociale 1.125% 2017[3]	10,470	10,475
Chile (Banco Central de) 4.50% 2021	CLP35,025,000	54,640
Colombia (Republic of) 4.50% 2026	$1,700	1,881
Cote d’Ivoire (Republic of) 6.375% 2028[3,8]	7,275	7,648
Dominican Republic 7.50% 2021[8]	950	1,066
Dominican Republic 5.875% 2024[8]	1,640	1,788
Dominican Republic 5.50% 2025[3]	10,380	11,055
Dominican Republic 6.875% 2026[3]	4,300	4,988
Europe Government Agency-Guaranteed, Dexia Credit Local 1.25% 2016[3]	4,100	4,100
FMS Wertmanagement 1.125% 2016	4,050	4,050
FMS Wertmanagement 1.00% 2017	4,400	4,403
FMS Wertmanagement 1.625% 2018	6,400	6,476
Honduras (Republic of) 8.75% 2020	4,175	4,812
Honduras (Republic of) 7.50% 2024[8]	3,330	3,796
Hungary 4.00% 2019	3,000	3,151
Hungary 5.375% 2023	8,750	10,063
India (Republic of) 8.83% 2023	INR387,200	6,423
India (Republic of) 8.60% 2028	1,667,600	27,926
India (Republic of) 9.20% 2030	328,200	5,796
Indonesia (Republic of) 3.75% 2022	$13,255	13,993
Indonesia (Republic of) 3.375% 2023	9,350	9,657
Iraq (Republic of) 5.80% 2028[8]	5,150	4,208
Japan, Series 18, 0.10% 2024[2]	¥18,278,470	188,183
Japan, Series 19, 0.10% 2024[2]	2,982,000	30,921
Japan, Series 20, 0.10% 2025[2]	12,948,000	134,453
Japan, Series 21, 0.10% 2026[2]	1,493,145	15,549
Japan Finance Organization for Municipalities 2.125% 2019[3]	$10,000	10,109
Jordan (Hashemite Kingdom of) 6.125% 2026[3]	2,090	2,257
Kazakhstan (Republic of) 5.125% 2025[3]	2,250	2,544
Kazakhstan (Republic of) 6.50% 2045[3]	2,250	2,814
Kenya (Republic of) 6.875% 2024[3]	8,195	8,072
Landwirtschaftliche Rentenbank 1.75% 2019	8,970	9,118
Malaysia (Federation of), Series 0315, 3.659% 2020	MYR55,000	13,517
Malaysia (Federation of), Series 0416, 3.62% 2021	52,750	12,977
Morocco (Kingdom of) 4.25% 2022	$5,400	5,736
Morocco (Kingdom of) 5.50% 2042	10,200	11,768
Nigeria (Federal Republic of) 5.125% 2018[3]	2,525	2,550
Nigeria (Federal Republic of) 6.375% 2023	1,990	1,965
Pakistan (Islamic Republic of) 8.25% 2024	700	768
Pakistan (Islamic Republic of) 8.25% 2025	2,900	3,235
Paraguay (Republic of) 5.00% 2026[3]	1,575	1,709
Paraguay (Republic of) 5.00% 2026	900	977
Qatar (State of) 2.375% 2021[3]	3,000	3,028
Qatar (State of) 4.625% 2046[3]	6,000	6,574
The Bond Fund of America — Page 34 of 47

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Slovenia (Republic of) 5.50% 2022	$22,410	$26,206
Slovenia (Republic of) 5.85% 2023	15,500	18,586
Slovenia (Republic of) 5.85% 2023[3]	2,750	3,298
Slovenia (Republic of) 5.25% 2024	5,810	6,833
South Africa (Republic of) 5.50% 2020	1,000	1,092
Swedish Export Credit Corp. 2.875% 2023[3]	9,000	9,011
Trinidad & Tobago (Republic of) 4.50% 2026[3]	5,840	6,044
Turkey (Republic of) 5.625% 2021	17,850	19,055
Turkey (Republic of) 9.00% 2024	TRY11,025	3,584
Turkey (Republic of) 4.25% 2026	$7,700	7,550
Turkey (Republic of) 8.00% 2034	1,250	1,621
Turkey (Republic of) 6.00% 2041	2,820	3,025
United Mexican States 5.125% 2020	1,250	1,393
United Mexican States 4.00% 2023	8,000	8,576
United Mexican States 3.60% 2025	7,600	7,904
United Mexican States 4.125% 2026	1,600	1,726
United Mexican States 4.00% 2040[2]	MXN16,934	991
United Mexican States 5.55% 2045	$2,500	2,909
United Mexican States 4.35% 2047	9,250	9,134
United Mexican States, Series M, 6.50% 2021	MXN2,581,800	137,318
United Mexican States, Series M, 5.75% 2026	517,500	26,217
Venezuela (Bolivarian Republic of) 12.75% 2022[8]	$765	501
Venezuela (Bolivarian Republic of) 8.25% 2024	2,335	1,158
Venezuela (Bolivarian Republic of) 7.65% 2025	915	444
Venezuela (Bolivarian Republic of) 11.75% 2026	1,530	912
Venezuela (Bolivarian Republic of) 9.25% 2027	3,480	1,909
Venezuela (Bolivarian Republic of) 9.25% 2028	385	199
Venezuela (Bolivarian Republic of) 11.95% 2031[8]	2,210	1,337
Venezuela (Bolivarian Republic of) 9.375% 2034	350	183
Venezuela (Bolivarian Republic of) 7.00% 2038	495	231
Zambia (Republic of) 5.375% 2022	2,750	2,431
Zambia (Republic of) 8.97% 2027[3,8]	3,245	3,217
		1,158,064
Municipals 0.79%
State of California, Veterans G.O. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	1,470	1,501
State of California, Various Purpose G.O. Bonds, 7.60% 2040	10,710	17,474
State of California, Industry Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational-Industrial Redev. Project No. 1), Series 2015-A, Assured Guaranty Municipal insured, 2.203% 2018	10,000	10,124
State of California, Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-2, 1.12% 2038 (put 2017)[4]	2,400	2,397
State of Connecticut, Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	1,960	2,084
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	6,550	6,878
State of Florida, State Board of Administration Fin. Corp., Rev. Bonds, Series 2016-A, 2.638% 2021	9,750	10,139
State of Illinois, G.O. Bonds, Pension Funding Series 2013, 5.877% 2019	705	763
State of Illinois, G.O. Bonds, Series 2013-B, 3.65% 2020	2,570	2,606
State of Illinois, G.O. Bonds, Build America Bonds, Series 2010-3, 5.727% 2020	3,230	3,495
State of Illinois, G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.65% 2020	820	884
State of Illinois, G.O. Bonds, Series 2013-B, 4.11% 2022	2,280	2,313
State of Illinois, G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	800	868
State of Illinois, G.O. Bonds, Series 2013-B, 4.31% 2023	7,325	7,339
State of Illinois, G.O. Bonds, Pension Funding Series 2003, 4.95% 2023	6,375	6,724
State of Illinois, G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	2,275	2,474
State of Illinois, G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.15% 2025	2,250	2,487
The Bond Fund of America — Page 35 of 47

unaudited
Bonds, notes & other debt instruments Municipals (continued)	Principal amount (000)	Value (000)
State of Illinois, G.O. Bonds, Pension Funding Series 2003, 5.10% 2033[8]	$7,500	$7,241
State of Illinois, G.O. Bonds, Series 2014, 5.00% 2039	17,900	19,204
State of Illinois, Housing Dev. Auth., Housing Rev. Bonds, Series 2013-A, 2.45% 2043[8]	579	566
State of Illinois, Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 2046	1,000	1,092
State of Illinois, Housing Dev. Auth., Multifamily Housing Rev. Notes (Marshall Field Garden Apartment Homes), 1.84% 2050 (put 2025)[4]	4,650	4,628
State of Iowa, Fin. Auth., Single Family Mortgage Bonds, Series 2016-A, 4.00% 2046	955	1,049
State of Kentucky, Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 2033	1,320	1,388
State of Maine, Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 2035	3,530	3,717
State of Maryland, Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	3,575	3,788
State of Maryland, Montgomery County, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2013-A, 4.00% 2031	645	670
State of Massachusetts, Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 178, 3.50% 2042	955	1,019
State of Massachusetts, Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 167, 4.00% 2043	500	524
State of Michigan, Housing Dev. Auth., Single-Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	21,000	22,395
State of Michigan, Fin. Auth., Local Government Loan Program Rev. Bonds (City of Detroit Fin. Recovery Income Tax Local Project), Series 2014-F-2, 4.60% 2022	6,000	6,272
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	1,265	1,286
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041	670	722
State of Minnesota, Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2012-B, 2.25% 2042[8]	5,383	5,193
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	4,240	4,511
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	1,865	1,970
State of Missouri, Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	930	995
State of Nebraska, Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	1,015	1,040
State of Nebraska, Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-C, 4.50% 2043	845	865
State of Nebraska, Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	370	376
State of Nebraska, Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	250	255
State of Nebraska, Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	1,340	1,417
State of Nebraska, Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 2046	1,995	2,140
State of New Jersey, Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	15,500	16,275
State of New Jersey, Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	10,500	10,333
State of New York, Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	1,720	1,821
State of North Dakota, Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	1,365	1,432
State of Ohio, Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2047	21,250	20,957
Territory of Puerto Rico, Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, 0.953% 2029[4]	7,665	5,527
State of South Carolina, Housing Fin. Auth., Mortgage Rev. Ref. Bonds, 4.00% 2036	980	1,068
State of South Carolina, Housing Fin. Auth., Mortgage Rev. Ref. Bonds, AMT, 4.00% 2041	2,825	3,026
State of South Dakota, Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	910	957
State of South Dakota, Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 2044	630	664
State of Tennessee, Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	780	831
State of Tennessee, Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2015-A, 3.50% 2045	1,140	1,208
State of Tennessee, Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-1-A, AMT, 4.00% 2045	1,860	2,005
State of Tennessee, Housing Dev. Agcy., Residential Fin. Program Bonds, AMT, 4.00% 2046	2,365	2,549
State of Texas, SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2023	6,000	7,374
The Bond Fund of America — Page 36 of 47

unaudited
Bonds, notes & other debt instruments Municipals (continued)	Principal amount (000)	Value (000)
State of Texas, Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Taxable Series 2016-B, 2.766% 2026	$200	$210
State of Utah, Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	1,065	1,158
State of Wisconsin, Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 2045	2,395	2,543
State of Wisconsin, Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	1,930	2,036
State of Wyoming, Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 2045	910	988
		257,835
Federal agency bonds & notes 0.63%
CoBank, ACB 1.450% 2022[3,4]	29,725	28,462
Fannie Mae 2.125% 2026	14,240	14,551
Federal Agricultural Mortgage Corp. 5.125% 2017[3]	5,000	5,122
Federal Farm Credit Banks 0.577% 2017[4]	21,501	21,519
Federal Farm Credit Banks 0.581% 2017[4]	26,250	26,266
Federal Home Loan Bank 2.75% 2018	16,635	17,184
Freddie Mac 1.25% 2019	26,500	26,685
Private Export Funding Corp., Series W, 5.00% 2016	3,400	3,431
Tennessee Valley Authority 1.875% 2022	15,600	15,958
Tennessee Valley Authority 4.65% 2035	4,000	5,077
Tennessee Valley Authority 5.25% 2039	21,250	29,479
Tennessee Valley Authority, Series B, 3.50% 2042	9,400	10,335
		204,069
Total bonds, notes & other debt instruments (cost: $29,676,794,000)		30,597,863
Convertible stocks 0.02% Industrials 0.02%	Shares
CEVA Group PLC, Series A-1, 3.88% convertible preferred[6,11,12]	9,732	4,866
CEVA Group PLC, Series A-2, 2.88% convertible preferred[6,11,12]	2,576	934
Total convertible stocks (cost: $13,571,000)		5,800
Preferred securities 0.01% Financials 0.01%
CoBank, ACB, Class E, noncumulative[3]	6,250	4,272
Total preferred securities (cost: $5,820,000)		4,272
Common stocks 0.03% Industrials 0.01%
CEVA Group PLC[6,11,12]	12,179	4,415
Atrium Corp.[3,6,11]	985	1
		4,416
Telecommunication services 0.01%
NII Holdings, Inc.[11]	788,110	2,624
The Bond Fund of America — Page 37 of 47

unaudited
Common stocks Information technology 0.01%	Shares	Value (000)
Corporate Risk Holdings I, Inc.[6,11]	188,850	$1,598
Corporate Risk Holdings Corp.[6,11]	955	—
		1,598
Materials 0.00%
Warrior Met Coal, LLC, Class B3,6,11	6,483	791
Warrior Met Coal, LLC, Class A3,6,11	2,546	310
		1,101
Health care 0.00%
Rotech Healthcare Inc.[6,11]	342,069	342
Energy 0.00%
Gener8 Maritime, Inc.[11]	1,716	9
Total common stocks (cost: $58,073,000)		10,090
Rights & warrants 0.00% Energy 0.00%
Gener8 Maritime, Inc., warrants, expire 2017[3,6,11]	2,654	—
Total rights & warrants (cost: $671,000)		—
Short-term securities 9.24%	Principal amount (000)
ANZ New Zealand (International) Ltd. 1.14% due 3/28/2017[3]	$20,000	19,885
BNP Paribas Finance Inc. 0.76% due 11/2/2016	20,000	19,991
CAFCO, LLC 0.78% due 11/9/2016[3]	20,000	19,986
Caterpillar Financial Services Corp. 0.44% due 10/13/2016	48,900	48,893
Coca-Cola Co. 0.64%–0.77% due 12/7/2016–1/13/2017[3]	100,000	99,838
Emerson Electric Co. 0.45% due 10/17/2016[3]	36,000	35,993
ExxonMobil Corp. 0.43%–0.51% due 10/4/2016–11/3/2016	164,100	164,050
Fairway Finance Corp. 0.86% due 12/12/2016[3]	20,000	19,967
Federal Farm Credit Banks 0.52% due 4/27/2017	35,000	34,896
Federal Home Loan Bank 0.30%–0.55% due 10/13/2016–5/17/2017	792,300	790,677
Freddie Mac 0.37% due 12/19/2016	20,400	20,387
Japanese Treasury Discount Bills 0.00% due 3/10/2017	¥90,000,000	888,720
Kaiser Foundation Hospitals 0.51% due 10/18/2016	2,913	2,912
Kells Funding, LLC 0.90% due 11/17/2016[3]	20,000	19,983
Microsoft Corp. 0.50%–0.61% due 10/25/2016–1/17/2017[3]	110,300	110,160
Mitsubishi UFJ Trust and Banking Corp. 0.80% due 11/7/2016[3]	20,000	19,988
Mizuho Bank, Ltd. 0.95% due 12/2/2016[3]	20,000	19,977
Old Line Funding, LLC 0.76% due 11/8/2016[3]	20,000	19,987
Pfizer Inc. 0.78% due 1/23/2017[3]	42,852	42,761
Private Export Funding Corp. 0.60% due 11/4/2016[3]	50,000	49,977
Sumitomo Mitsui Banking Corp. 0.85% due 11/4/2016[3]	20,000	19,990
Svenska Handelsbanken Inc. 0.89% due 12/8/2016[3]	20,000	19,974
Toronto-Dominion Bank 0.75% due 11/4/2016	20,000	20,005
Toronto-Dominion Holdings USA Inc. 1.16% due 3/21/2017[3]	20,000	19,890
The Bond Fund of America — Page 38 of 47

unaudited
Short-term securities	Principal amount (000)	Value (000)
U.S. Treasury Bills 0.32%–0.46% due 12/1/2016–2/23/2017	$435,000	$434,499
Wal-Mart Stores, Inc. 0.42% due 10/24/2016[3]	40,400	40,389
Total short-term securities (cost: $3,000,153,000)		3,003,775
Total investment securities 103.39% (cost: $32,755,082,000)		33,621,800
Other assets less liabilities (3.39)%		(1,102,988)
Net assets 100.00%		$32,518,812
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $698,786,000.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 9/30/2016 (000)
			Receive (000)	Deliver (000)
Purchases:
Euros	10/28/2016	Barclays Bank PLC	€9,605	$10,825	$(21)
Euros	11/10/2016	JPMorgan Chase	€14,065	$15,800	30
Mexican pesos	10/20/2016	JPMorgan Chase	MXN88,300	$4,671	(127)
Mexican pesos	10/24/2016	Bank of America, N.A.	MXN583,125	$30,187	(200)
Mexican pesos	10/27/2016	Bank of America, N.A.	MXN577,730	$29,000	699
					$381
Sales:
Brazilian reais	10/11/2016	Bank of America, N.A.	$16,174	BRL53,050	$(85)
Brazilian reais	10/11/2016	Citibank	$85,855	BRL282,000	(573)
British pounds	10/19/2016	Bank of New York Mellon	$489	£370	9
Canadian dollars	10/27/2016	Bank of America, N.A.	$7,202	C$9,487	(31)
Canadian dollars	10/27/2016	Bank of America, N.A.	$7,193	C$9,488	(40)
Euros	11/18/2016	Bank of America, N.A.	$2,477	€2,200	—[13]
Indian rupees	10/7/2016	Citibank	$970	INR65,350	(10)
Indian rupees	10/13/2016	JPMorgan Chase	$17,688	INR1,177,300	52
Indian rupees	10/13/2016	UBS AG	$14,251	INR948,500	43
Indian rupees	10/13/2016	JPMorgan Chase	$922	INR61,400	3
Indian rupees	10/24/2016	JPMorgan Chase	$2,127	INR143,040	(12)
Japanese yen	10/17/2016	Barclays Bank PLC	$87,927	¥9,000,000	(889)
Japanese yen	10/21/2016	UBS AG	$15,263	¥1,550,000	(36)
Japanese yen	10/26/2016	Bank of America, N.A.	$53,316	¥5,365,000	351
Japanese yen	10/27/2016	Citibank	$7,002	¥715,000	(57)
Japanese yen	10/27/2016	JPMorgan Chase	$56,161	¥5,736,000	(469)
Japanese yen	11/2/2016	Bank of America, N.A.	$7,372	¥765,000	(183)
Japanese yen	11/10/2016	Citibank	$86,097	¥8,620,000	945
Japanese yen	1/6/2017	Citibank	$17,347	¥1,750,000	8
Japanese yen	1/6/2017	Citibank	$17,287	¥1,750,000	(51)
Japanese yen	1/6/2017	Citibank	$17,176	¥1,750,000	(162)
Japanese yen	3/10/2017	Bank of America, N.A.	$892,888	¥90,000,000	(1,399)
Japanese yen	7/10/2017	JPMorgan Chase	$15,411	¥1,530,000	117
Japanese yen	7/10/2017	JPMorgan Chase	$14,851	¥1,480,000	57
Japanese yen	7/10/2017	JPMorgan Chase	$5,559	¥560,000	(39)
Mexican pesos	10/7/2016	Citibank	$3,137	MXN59,392	76
Mexican pesos	10/28/2016	Citibank	$703	MXN14,000	(16)
Mexican pesos	11/22/2016	HSBC Bank	$2,728	MXN53,950	(38)
Norwegian kroner	10/11/2016	Citibank	$15,094	NKr123,450	(348)
The Bond Fund of America — Page 39 of 47

unaudited
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 9/30/2016 (000)
			Receive (000)	Deliver (000)
Norwegian kroner	10/27/2016	Bank of America, N.A.	$10,860	NKr89,775	$(371)
Norwegian kroner	10/27/2016	Bank of America, N.A.	$10,840	NKr89,775	(390)
Singapore dollars	10/17/2016	JPMorgan Chase	$14,382	S$19,600	8
South Korean won	10/11/2016	UBS AG	$15,141	KRW16,600,000	70
Turkish lira	10/17/2016	UBS AG	$3,379	TRY10,125	17
Turkish lira	10/17/2016	JPMorgan Chase	$136	TRY405	1
					$(3,442)
Forward currency contracts — net					$(3,061)
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $16,679,412,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 9/30/2016 (000)
Pay	LCH	3-month USD-LIBOR	0.896%	12/31/2016	$300,000	$(36)
Pay	LCH	3-month USD-LIBOR	1.322	1/14/2018	60,000	(276)
Pay	LCH	3-month USD-LIBOR	0.98	4/28/2018	550,000	11
Pay	LCH	3-month USD-LIBOR	0.947	6/8/2018	65,000	51
Pay	LCH	3-month USD-LIBOR	1.002	10/15/2018	200,000	40
Pay	LCH	3-month USD-LIBOR	0.821	7/8/2019	95,000	607
Receive	LCH	3-month USD-LIBOR	1.664	10/27/2019	100,000	1,810
Receive	LCH	3-month USD-LIBOR	1.472	2/6/2020	75,000	960
Receive	LCH	3-month USD-LIBOR	1.578	2/10/2020	50,000	816
Receive	LCH	3-month USD-LIBOR	1.663	2/17/2020	119,000	2,291
Receive	LCH	3-month USD-LIBOR	1.477	4/8/2020	175,000	2,326
Receive	LCH	3-month USD-LIBOR	1.648	5/5/2020	28,000	547
Receive	LCH	3-month USD-LIBOR	1.666	5/26/2020	250,000	5,090
Receive	LCH	3-month USD-LIBOR	1.6275	6/2/2020	100,000	1,896
Receive	LCH	3-month USD-LIBOR	1.782	7/6/2020	115,000	2,876
Receive	LCH	3-month USD-LIBOR	1.598	9/3/2020	170,000	3,152
Receive	LCH	3-month USD-LIBOR	1.594	9/17/2020	100,000	1,844
Receive	LCH	3-month USD-LIBOR	1.3705	1/25/2021	280,000	2,758
Receive	LCH	3-month USD-LIBOR	1.371	1/25/2021	270,000	2,665
Receive	LCH	3-month USD-LIBOR	1.5145	1/25/2021	100,000	1,384
Receive	LCH	3-month USD-LIBOR	1.3095	2/2/2021	188,000	1,352
Receive	LCH	3-month USD-LIBOR	1.31	2/2/2021	112,000	809
Receive	LCH	3-month USD-LIBOR	1.195	2/5/2021	580,000	1,328
Receive	LCH	3-month USD-LIBOR	1.2165	2/5/2021	192,000	616
Receive	LCH	3-month USD-LIBOR	1.3305	3/14/2021	125,000	1,000
Pay	LCH	3-month USD-LIBOR	2.279	3/14/2021	20,000	(991)
Pay	LCH	3-month USD-LIBOR	1.305	4/25/2021	293,000	(2,013)
Pay	LCH	3-month USD-LIBOR	1.28	5/4/2021	102,000	(582)
Receive	LCH	3-month USD-LIBOR	1.3525	5/26/2021	45,000	401
Receive	LCH	3-month USD-LIBOR	1.3575	6/3/2021	75,000	679
Pay	LCH	3-month USD-LIBOR	1.0695	6/17/2021	160,000	696
Receive	LCH	3-month USD-LIBOR	1.126	6/17/2021	40,000	(69)
Pay	LCH	3-month USD-LIBOR	1.086	6/21/2021	74,000	269
The Bond Fund of America — Page 40 of 47

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 9/30/2016 (000)
Pay	LCH	3-month USD-LIBOR	1.15%	6/22/2021	$89,000	$61
Pay	LCH	3-month USD-LIBOR	2.1892	8/13/2021	50,000	(2,433)
Receive	LCH	3-month USD-LIBOR	1.2145	9/22/2021	290,000	490
Pay	LCH	3-month USD-LIBOR	1.217	9/22/2021	67,000	(121)
Pay	LCH	3-month USD-LIBOR	1.225	9/22/2021	67,000	(147)
Pay	LCH	3-month USD-LIBOR	1.225	9/23/2021	527,100	(1,165)
Pay	LCH	3-month USD-LIBOR	1.2255	9/23/2021	727,900	(1,623)
Pay	LCH	3-month USD-LIBOR	1.25	9/23/2021	660,000	(2,264)
Receive	LCH	3-month USD-LIBOR	2.8	9/2/2022	785,000	19,939
Receive	LCH	3-month USD-LIBOR	2.75	9/2/2022	392,000	9,580
Receive	LCH	3-month USD-LIBOR	1.733	10/9/2022	100,000	2,887
Receive	LCH	3-month USD-LIBOR	1.176	2/16/2023	240,000	(1,313)
Receive	LCH	3-month USD-LIBOR	1.4935	5/4/2023	30,000	420
Receive	LCH	3-month USD-LIBOR	1.4885	5/31/2023	142,000	1,914
Receive	LCH	3-month USD-LIBOR	1.335	6/13/2023	146,000	491
Receive	LCH	3-month USD-LIBOR	1.615	8/18/2023	270,000	76
Receive	LCH	3-month USD-LIBOR	1.357	9/16/2023	13,000	51
Receive	LCH	3-month USD-LIBOR	1.309	9/27/2023	27,000	15
Receive	LCH	3-month USD-LIBOR	1.3035	9/27/2023	27,000	5
Pay	LCH	3-month USD-LIBOR	2.9525	1/21/2024	30,000	(3,473)
Pay	LCH	3-month USD-LIBOR	2.942	1/24/2024	15,000	(1,727)
Pay	LCH	3-month USD-LIBOR	2.82125	4/11/2024	42,000	(4,563)
Pay	LCH	3-month USD-LIBOR	2.633	5/23/2024	9,330	(894)
Pay	LCH	3-month USD-LIBOR	2.7455	6/19/2024	45,000	(4,713)
Pay	LCH	3-month USD-LIBOR	2.683	8/4/2024	54,000	(5,466)
Pay	LCH	3-month USD-LIBOR	2.5315	9/8/2024	8,600	(776)
Pay	LCH	3-month USD-LIBOR	2.415	10/27/2024	40,000	(3,289)
Pay	LCH	3-month USD-LIBOR	2.091	1/9/2025	35,000	(2,008)
Pay	LCH	3-month USD-LIBOR	1.902	2/2/2025	3,000	(127)
Pay	LCH	3-month USD-LIBOR	2.146	2/17/2025	50,000	(3,104)
Pay	LCH	6-month JPY-LIBOR	0.5327	3/4/2025	¥6,100,000	(2,799)
Pay	LCH	3-month USD-LIBOR	2.255	5/20/2025	$150,000	(10,790)
Pay	LCH	3-month USD-LIBOR	2.12	11/9/2025	1,000	(62)
Pay	LCH	3-month USD-LIBOR	2.2395	11/12/2025	9,000	(649)
Pay	LCH	6-month JPY-LIBOR	0.46995	11/17/2025	¥6,250,000	(2,609)
Pay	LCH	3-month USD-LIBOR	2.1145	12/10/2025	$93,000	(5,705)
Pay	LCH	3-month USD-LIBOR	2.1525	12/22/2025	104,000	(6,732)
Pay	LCH	3-month USD-LIBOR	2.149	1/7/2026	10,000	(646)
Pay	LCH	3-month USD-LIBOR	2.0805	1/8/2026	64,000	(3,743)
Pay	LCH	3-month USD-LIBOR	2.0235	1/13/2026	38,000	(2,031)
Pay	LCH	3-month USD-LIBOR	1.9615	1/14/2026	110,000	(5,275)
Receive	LCH	3-month USD-LIBOR	1.96625	1/15/2026	125,000	6,049
Pay	LCH	6-month JPY-LIBOR	0.3822	1/15/2026	¥5,100,000	(1,730)
Pay	LCH	3-month USD-LIBOR	1.8855	1/25/2026	$150,000	(6,183)
Pay	LCH	3-month USD-LIBOR	1.8165	2/2/2026	60,000	(2,100)
Pay	LCH	3-month USD-LIBOR	1.742	2/5/2026	200,000	(5,662)
Pay	LCH	3-month USD-LIBOR	1.71	2/5/2026	602,000	(15,321)
Pay	LCH	6-month JPY-LIBOR	0.228	2/8/2026	¥8,500,000	(1,651)
Pay	LCH	6-month JPY-LIBOR	0.16625	2/15/2026	8,650,000	(1,180)
Pay	LCH	6-month JPY-LIBOR	0.20125	2/18/2026	8,240,000	(1,392)
Receive	LCH	6-month JPY-LIBOR	0.1223	5/11/2026	2,000,000	179
Receive	LCH	6-month JPY-LIBOR	0.1173	5/13/2026	1,000,000	85
The Bond Fund of America — Page 41 of 47

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 9/30/2016 (000)
Receive	LCH	6-month JPY-LIBOR	0.10855%	5/16/2026	¥2,000,000	$152
Receive	LCH	6-month JPY-LIBOR	0.0188	6/16/2026	1,000,000	(12)
Receive	LCH	6-month JPY-LIBOR	(0.00395)	6/17/2026	2,000,000	(61)
Pay	LCH	3-month USD-LIBOR	1.3805	7/5/2026	$78,000	470
Pay	LCH	3-month USD-LIBOR	1.4745	7/25/2026	36,000	(94)
Pay	LCH	3-month USD-LIBOR	1.477	7/25/2026	42,000	(119)
Pay	LCH	3-month USD-LIBOR	1.4715	7/25/2026	88,000	(203)
Pay	LCH	3-month USD-LIBOR	1.4925	7/25/2026	90,000	(385)
Pay	LCH	3-month USD-LIBOR	1.456	8/9/2026	40,000	(26)
Receive	LCH	3-month USD-LIBOR	1.4815	8/11/2026	78,000	234
Pay	LCH	3-month USD-LIBOR	1.3695	9/9/2026	39,000	311
Pay	LCH	3-month USD-LIBOR	1.528	9/20/2026	57,000	(392)
Pay	LCH	3-month USD-LIBOR	1.509	9/22/2026	38,500	(194)
Pay	LCH	3-month USD-LIBOR	1.517	9/22/2026	38,500	(223)
Pay	LCH	3-month USD-LIBOR	2.97125	9/2/2030	79,900	(8,468)
Pay	LCH	3-month USD-LIBOR	3.005	9/2/2030	160,300	(17,479)
Pay	LCH	3-month USD-LIBOR	1.87	8/18/2031	57,000	(25)
Receive	LCH	3-month USD-LIBOR	3.4275	4/11/2034	23,000	6,384
Receive	LCH	3-month USD-LIBOR	2.523	12/8/2035	5,000	701
Receive	LCH	3-month USD-LIBOR	3.51	4/23/2044	15,000	6,057
Pay	LCH	3-month USD-LIBOR	3.34	6/27/2044	70,000	(25,607)
Pay	LCH	3-month USD-LIBOR	3.206	7/31/2044	24,000	(8,058)
Pay	LCH	3-month USD-LIBOR	3.238	8/8/2044	25,000	(8,577)
Pay	LCH	3-month USD-LIBOR	3.035	10/30/2044	3,000	(893)
Pay	LCH	3-month USD-LIBOR	2.7045	1/2/2045	33,000	(7,267)
Pay	LCH	3-month USD-LIBOR	2.476	1/9/2045	15,000	(2,492)
Pay	LCH	3-month USD-LIBOR	2.3505	1/20/2045	3,000	(410)
Pay	LCH	3-month USD-LIBOR	2.343	3/25/2045	8,000	(1,082)
Pay	LCH	3-month USD-LIBOR	2.3942	4/28/2045	5,000	(739)
Pay	LCH	3-month USD-LIBOR	2.5315	5/5/2045	9,500	(1,717)
Pay	LCH	3-month USD-LIBOR	2.717	5/26/2045	45,000	(10,143)
Pay	LCH	3-month USD-LIBOR	2.978	7/6/2045	26,000	(7,506)
Pay	LCH	3-month USD-LIBOR	2.943	7/17/2045	40,000	(11,222)
Pay	LCH	3-month USD-LIBOR	2.6995	9/2/2045	40,000	(8,903)
Pay	LCH	3-month USD-LIBOR	2.7055	9/2/2045	50,000	(11,202)
Pay	LCH	3-month USD-LIBOR	2.684	9/3/2045	30,000	(6,565)
Pay	LCH	3-month USD-LIBOR	2.6785	9/4/2045	60,000	(13,051)
Pay	LCH	3-month USD-LIBOR	2.525	10/20/2045	48,000	(8,691)
Pay	LCH	3-month USD-LIBOR	2.516	10/20/2045	72,000	(12,880)
Pay	LCH	3-month USD-LIBOR	2.5315	10/26/2045	60,000	(10,964)
Pay	LCH	3-month USD-LIBOR	2.57082	11/6/2045	123,000	(23,654)
Pay	LCH	3-month USD-LIBOR	2.57067	11/9/2045	13,200	(2,539)
Pay	LCH	3-month USD-LIBOR	2.6485	11/16/2045	13,050	(2,757)
Pay	LCH	3-month USD-LIBOR	2.52822	11/23/2045	17,800	(3,243)
Pay	LCH	3-month USD-LIBOR	2.535	11/24/2045	4,600	(846)
Pay	LCH	3-month USD-LIBOR	2.53317	11/24/2045	29,500	(5,409)
Pay	LCH	3-month USD-LIBOR	2.52611	11/24/2045	57,400	(10,427)
Pay	LCH	3-month USD-LIBOR	2.5485	11/27/2045	3,000	(561)
Pay	LCH	3-month USD-LIBOR	2.55198	11/27/2045	47,000	(8,835)
Pay	LCH	3-month USD-LIBOR	2.4835	12/3/2045	10,000	(1,714)
Pay	LCH	3-month USD-LIBOR	2.59125	12/16/2045	67,250	(13,297)
Pay	LCH	3-month USD-LIBOR	2.4095	1/14/2046	49,000	(7,538)
The Bond Fund of America — Page 42 of 47

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 9/30/2016 (000)
Pay	LCH	3-month USD-LIBOR	2.396%	1/19/2046	$25,000	$(3,765)
Pay	LCH	3-month USD-LIBOR	2.3375	1/25/2046	60,000	(8,183)
Pay	LCH	3-month USD-LIBOR	2.354	1/29/2046	53,000	(7,456)
Pay	LCH	3-month USD-LIBOR	2.284	2/2/2046	40,000	(4,933)
Receive	LCH	3-month USD-LIBOR	2.186	2/5/2046	125,000	12,427
Receive	LCH	3-month USD-LIBOR	2.217	2/5/2046	40,000	4,280
Pay	LCH	6-month EURIBOR	1.1452	4/25/2046	€5,000	(618)
Pay	LCH	3-month USD-LIBOR	1.9905	6/13/2046	$4,000	(208)
Pay	LCH	3-month USD-LIBOR	1.991	6/13/2046	8,000	(416)
Pay	LCH	3-month USD-LIBOR	1.9165	6/21/2046	8,500	(286)
Receive	LCH	3-month USD-LIBOR	1.803	7/14/2046	30,000	171
Pay	LCH	3-month USD-LIBOR	1.826	7/28/2046	30,000	(342)
Pay	LCH	3-month USD-LIBOR	1.886	9/16/2046	4,500	(117)
						$(300,524)
Credit default swaps

The fund has entered into credit default swaps as shown in the following table. The average month-end notional amount of credit default swaps while held was $457,600,000.
Centrally cleared credit default swaps on credit indices — buy protection
Referenced index	Clearinghouse	Pay fixed rate	Expiration date	Notional (000)	Value (000)	Upfront premiums paid (000)	Unrealized depreciation at 9/30/2016 (000)
CDX.NA.HY.25	ICE	5.00%	12/20/2020	$247,500	$(14,466)	$(4,790)	$(9,676)
CDX.NA.HY.27	ICE	5.00	12/20/2021	349,600	(15,435)	(12,865)	(2,569)
							$(12,245)
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $9,640,830,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation (depreciation) at 9/30/2016 (000)
10 Year Ultra U.S. Treasury Note Futures	CME	Short	3,715	December 2016	$536,120	$579
10 Year U.S. Treasury Note Futures	CME	Long	1,957	December 2016	255,293	1,319
30 Year Ultra U.S. Treasury Bond Futures	CME	Long	624	December 2016	115,489	(751)
5 Year U.S. Treasury Note Futures	CME	Long	69,735	January 2017	8,458,825	15,068
The Bond Fund of America — Page 43 of 47

unaudited
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation (depreciation) at 9/30/2016 (000)
2 Year U.S. Treasury Note Futures	CME	Long	6,562	January 2017	$1,432,915	$677
30 Day Federal Funds Futures	CME	Short	168	January 2017	69,634	10
						$16,902
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $448,714,000, which represented 1.38% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,091,303,000, which represented 12.58% of the net assets of the fund.
[4]	Coupon rate may change periodically.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $147,338,000, which represented .45% of the net assets of the fund.
[7]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $30,270,000, which represented .09% of the net assets of the fund.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Purchased on a TBA basis.
[11]	Security did not produce income during the last 12 months.
[12]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[13]	Amount less than one thousand.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-1, 3.88% convertible preferred	5/2/2013	$9,867	$4,866.01%
CEVA Group PLC	3/10/2010-5/2/2013	27,452	4,415.01
CEVA Group PLC, Series A-2, 2.88% convertible preferred	3/10/2010-1/23/2012	3,703	934.00
Total private placement securities		$ 41,022	$ 10,215.02%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
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unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
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The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2016 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$11,844,660	$—	$11,844,660
Corporate bonds & notes	—	9,537,517	13,829	9,551,346
Mortgage-backed obligations	—	5,738,382	—	5,738,382
Asset-backed obligations	—	1,801,452	42,055	1,843,507
Bonds & notes of governments & government agencies outside the U.S.	—	1,158,064	—	1,158,064
Municipals	—	257,835	—	257,835
Federal agency bonds & notes	—	204,069	—	204,069
Convertible stocks	—	5,800	—	5,800
Preferred securities	—	4,272	—	4,272
Common stocks	2,633	4,415	3,042	10,090
Short-term securities	—	3,003,775	—	3,003,775
Total	$2,633	$33,560,241	$58,926	$33,621,800

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$2,486	$—	$2,486
Unrealized appreciation on interest rate swaps	—	111,703	—	111,703
Unrealized appreciation on futures contracts	17,653	—	—	17,653
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(5,547)	—	(5,547)
Unrealized depreciation on interest rate swaps	—	(412,227)	—	(412,227)
Unrealized depreciation on credit default swaps	—	(12,245)	—	(12,245)
Unrealized depreciation on futures contracts	(751)	—	—	(751)
Total	$16,902	$(315,830)	$—	$(298,928)
*	Forward currency contracts, interest rate swaps, credit default swaps and futures contracts are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$999,093
Gross unrealized depreciation on investment securities	(157,402)
Net unrealized appreciation on investment securities	841,691
Cost of investment securities	32,780,109

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unaudited

Key to abbreviations and symbols
Agcy. = Agency	EURIBOR = Euro Interbank Offered Rate	Econ. = Economic
ARS = Argentine pesos	€ = Euros	LIBOR = London Interbank Offered Rate
AMT = Alternative Minimum Tax	Fac. = Facility	LOC = Letter of Credit
Auth. = Authority	Facs. = Facilities	MXN = Mexican pesos
BRL = Brazilian reais	Fin. = Finance	MYR = Malaysian ringgits
£ = British pounds	Fncg. = Financing	NKr = Norwegian kroner
C$ = Canadian dollars	G.O. = General Obligation	Redev. = Redevelopment
CLP = Chilean pesos	ICE = Intercontinental Exchange, Inc.	Ref. = Refunding
CME = CME Group	INR = Indian rupees	Rev. = Revenue
Dept. = Department	JPY/¥ = Japanese yen	S$ = Singapore dollars
Dev. = Development	KRW = South Korean won	TBA = To-be-announced
DKr = Danish kroner	LCH = LCH.Clearnet	TRY = Turkish lira
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-008-1116O-S54077	The Bond Fund of America — Page 47 of 47

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA

By /s/ John H. Smet
John H. Smet, Vice Chairman, President and Principal Executive Officer

Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, Vice Chairman, President and Principal Executive Officer

Date: November 28, 2016

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: November 28, 2016